UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239
Name of Registrant: VANGUARD HORIZON FUNDS
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30th
Date of reporting period: December 31, 2017
Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments (unaudited)
As of December 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (14.3%)
	Best Buy Co. Inc.	1,117,143	76,491
	Lear Corp.	401,361	70,904
*	NVR Inc.	17,225	60,429
	Ralph Lauren Corp. Class A	578,967	60,033
	Bloomin' Brands Inc.	2,663,874	56,847
	Children's Place Inc.	343,169	49,880
*	Burlington Stores Inc.	402,945	49,574
	H&R Block Inc.	1,792,892	47,010
*	Liberty Media Corp-Liberty SiriusXM Class A	1,151,234	45,658
	Domino's Pizza Inc.	222,478	42,040
	Wynn Resorts Ltd.	243,607	41,070
*,^ iRobot Corp.		512,641	39,320
	Tailored Brands Inc.	1,755,002	38,312
	KB Home	1,106,202	35,343
^	Big Lots Inc.	551,660	30,976
*	Taylor Morrison Home Corp. Class A	1,174,691	28,745
*	Live Nation Entertainment Inc.	614,125	26,143
*	Michael Kors Holdings Ltd.	362,346	22,810
*	MSG Networks Inc.	988,742	20,022
	Nutrisystem Inc.	363,386	19,114
	News Corp. Class B	1,024,714	17,010
	PetMed Express Inc.	352,327	16,031
	BorgWarner Inc.	263,734	13,474
*	Dave & Buster's Entertainment Inc.	241,551	13,326
*	Visteon Corp.	103,578	12,962
*	Deckers Outdoor Corp.	151,853	12,186
	MDC Holdings Inc.	372,972	11,890
	Service Corp. International	305,330	11,395
	New York Times Co. Class A	614,348	11,366
*	Liberty Media Corp-Liberty SiriusXM Class C	272,206	10,796
	Strayer Education Inc.	96,499	8,644
*,^ RH		99,968	8,618
*	Cooper-Standard Holdings Inc.	62,573	7,665
	Brinker International Inc.	151,782	5,895
*	Grand Canyon Education Inc.	57,912	5,185
*	Sleep Number Corp.	116,150	4,366
*	Chegg Inc.	252,896	4,127
	Toll Brothers Inc.	76,867	3,691
*	Sotheby's	71,153	3,672
	Thor Industries Inc.	23,987	3,615
*,^ Iconix Brand Group Inc.		828,238	1,068
			1,047,703
Consumer Staples (2.8%)
	Sanderson Farms Inc.	352,651	48,941
	Nu Skin Enterprises Inc. Class A	536,552	36,609
	Conagra Brands Inc.	714,210	26,904
^	National Beverage Corp.	197,927	19,286
*	HRG Group Inc.	1,030,296	17,464

*	Pilgrim's Pride Corp.	558,513	17,347
*	US Foods Holding Corp.	402,983	12,867
	SUPERVALU Inc.	461,127	9,960
	Universal Corp.	114,759	6,025
*	Sprouts Farmers Market Inc.	173,994	4,237
*	Central Garden & Pet Co.	91,902	3,577
	Ingles Markets Inc. Class A	85,580	2,961
*	Central Garden & Pet Co. Class A	55,030	2,075
			208,253
Energy (4.7%)
	Cabot Oil & Gas Corp.	2,235,385	63,932
*	Newfield Exploration Co.	1,613,266	50,866
	HollyFrontier Corp.	834,891	42,763
^	RPC Inc.	1,584,527	40,453
	Cimarex Energy Co.	183,897	22,437
*,^ Chesapeake Energy Corp.		5,438,599	21,537
*	Laredo Petroleum Inc.	1,752,452	18,594
*	McDermott International Inc.	2,302,264	15,149
*	Denbury Resources Inc.	5,817,663	12,857
	Delek US Holdings Inc.	364,032	12,719
*,^ Resolute Energy Corp.		281,822	8,869
*	ProPetro Holding Corp.	395,832	7,980
	PBF Energy Inc. Class A	217,010	7,693
	Andeavor	57,372	6,560
*	Unit Corp.	183,581	4,039
*	REX American Resources Corp.	43,247	3,581
	Archrock Inc.	270,698	2,842
*	Renewable Energy Group Inc.	200,151	2,362
			345,233
Financials (15.6%)
	Citizens Financial Group Inc.	1,919,770	80,592
	Fifth Third Bancorp	2,655,416	80,565
*	E*TRADE Financial Corp.	1,474,378	73,085
	Lincoln National Corp.	945,497	72,680
	Regions Financial Corp.	4,062,491	70,200
	MSCI Inc. Class A	538,417	68,131
	Unum Group	1,240,019	68,065
	Zions Bancorporation	1,335,989	67,908
*	MGIC Investment Corp.	4,170,520	58,846
	Primerica Inc.	577,241	58,619
	Assured Guaranty Ltd.	1,434,744	48,595
	Comerica Inc.	500,422	43,442
*	Essent Group Ltd.	866,325	37,616
	LPL Financial Holdings Inc.	483,965	27,654
*	Walker & Dunlop Inc.	567,661	26,964
	Washington Federal Inc.	718,361	24,604
	Navient Corp.	1,843,152	24,551
*	World Acceptance Corp.	296,733	23,952
*	Credit Acceptance Corp.	67,925	21,972
*	Green Dot Corp. Class A	319,295	19,241
	Ally Financial Inc.	606,139	17,675
	Principal Financial Group Inc.	216,621	15,285
	CNO Financial Group Inc.	555,883	13,725
	FNF Group	320,034	12,558
	Synovus Financial Corp.	220,454	10,568
	Evercore Inc. Class A	107,562	9,681

Universal Insurance Holdings Inc.	345,434	9,448
Leucadia National Corp.	325,182	8,614
Torchmark Corp.	91,988	8,344
SEI Investments Co.	103,324	7,425
* NMI Holdings Inc. Class A	380,028	6,460
Federal Agricultural Mortgage Corp.	77,685	6,078
* Flagstar Bancorp Inc.	139,552	5,222
* Athene Holding Ltd. Class A	87,275	4,513
Nelnet Inc. Class A	79,322	4,345
Reinsurance Group of America Inc. Class A	22,979	3,583
* Nationstar Mortgage Holdings Inc.	101,901	1,885
		1,142,691
Health Care (10.4%)
* Centene Corp.	739,942	74,645
* PRA Health Sciences Inc.	721,543	65,711
* WellCare Health Plans Inc.	325,626	65,487
* Charles River Laboratories International Inc.	579,692	63,447
* Masimo Corp.	586,476	49,733
* Veeva Systems Inc. Class A	887,599	49,067
* Array BioPharma Inc.	3,525,191	45,123
Chemed Corp.	185,392	45,054
* IQVIA Holdings Inc.	377,183	36,926
Agilent Technologies Inc.	549,564	36,804
* Tivity Health Inc.	811,532	29,662
* Exelixis Inc.	903,312	27,461
* Mettler-Toledo International Inc.	43,021	26,652
* Align Technology Inc.	111,762	24,832
* Prestige Brands Holdings Inc.	434,242	19,285
* IDEXX Laboratories Inc.	113,560	17,759
* OraSure Technologies Inc.	646,957	12,202
Perrigo Co. plc	136,371	11,886
PerkinElmer Inc.	160,657	11,747
* Myriad Genetics Inc.	289,484	9,942
Bruker Corp.	273,748	9,395
* Lantheus Holdings Inc.	292,626	5,984
* Nektar Therapeutics Class A	99,050	5,915
* Corcept Therapeutics Inc.	287,118	5,185
Cooper Cos. Inc.	21,018	4,579
* ImmunoGen Inc.	681,186	4,367
* Halyard Health Inc.	69,766	3,222
* Halozyme Therapeutics Inc.	72,315	1,465
* Cardiovascular Systems Inc.	57,591	1,364
		764,901
Industrials (15.3%)
* United Rentals Inc.	441,291	75,862
Owens Corning	767,478	70,562
Spirit AeroSystems Holdings Inc. Class A	807,030	70,413
* XPO Logistics Inc.	752,579	68,929
ManpowerGroup Inc.	516,452	65,130
Huntington Ingalls Industries Inc.	260,093	61,304
Greenbrier Cos. Inc.	1,078,045	57,460
* Meritor Inc.	2,405,953	56,444
Allison Transmission Holdings Inc.	1,221,393	52,605
Wabash National Corp.	2,368,648	51,400
Oshkosh Corp.	545,141	49,548
SkyWest Inc.	858,534	45,588

	Brink's Co.	554,043	43,603
	Hawaiian Holdings Inc.	967,920	38,572
	GATX Corp.	617,191	38,365
*	TransUnion	604,902	33,245
*	TriNet Group Inc.	563,592	24,990
	Graco Inc.	446,820	20,205
	Quad/Graphics Inc.	840,293	18,991
	Herman Miller Inc.	387,304	15,511
	Pentair plc	181,528	12,819
*	MasTec Inc.	225,424	11,034
	Argan Inc.	234,105	10,535
*	Rush Enterprises Inc. Class A	201,332	10,230
	Allegion plc	117,024	9,310
	Global Brass & Copper Holdings Inc.	271,880	8,999
	BWX Technologies Inc.	142,661	8,630
*	Aerojet Rocketdyne Holdings Inc.	264,111	8,240
*	Harsco Corp.	430,919	8,037
	HEICO Corp.	62,479	5,895
*	Continental Building Products Inc.	208,050	5,857
	AMETEK Inc.	80,259	5,816
	KBR Inc.	289,231	5,735
*	SPX Corp.	175,817	5,519
	Terex Corp.	103,780	5,004
	Jacobs Engineering Group Inc.	72,628	4,791
	Ennis Inc.	213,269	4,425
	Regal Beloit Corp.	56,994	4,366
	Applied Industrial Technologies Inc.	55,809	3,801
	Toro Co.	58,066	3,788
*	TrueBlue Inc.	132,900	3,655
	Triumph Group Inc.	112,406	3,057
	Brady Corp. Class A	73,578	2,789
	LSC Communications Inc.	155,280	2,352
	Steelcase Inc. Class A	130,039	1,977
	Barnes Group Inc.	29,626	1,874
*	ICF International Inc.	32,793	1,722
*	ACCO Brands Corp.	135,599	1,654
			1,120,638
Information Technology (16.8%)
	CDW Corp.	993,048	69,007
*	ON Semiconductor Corp.	3,221,656	67,461
	SYNNEX Corp.	459,696	62,496
	Booz Allen Hamilton Holding Corp. Class A	1,629,378	62,128
*	Square Inc.	1,768,168	61,302
*	Cadence Design Systems Inc.	1,361,861	56,953
	CSRA Inc.	1,892,782	56,632
*	Arista Networks Inc.	235,235	55,417
*,^ Advanced Micro Devices Inc.		4,838,506	49,740
*	TTM Technologies Inc.	3,163,447	49,571
*	Cirrus Logic Inc.	876,560	45,458
*	Aspen Technology Inc.	667,739	44,204
	Science Applications International Corp.	543,369	41,606
*	First Data Corp. Class A	2,215,317	37,018
*	CACI International Inc. Class A	267,002	35,338
*	Red Hat Inc.	276,545	33,213
*	Take-Two Interactive Software Inc.	279,713	30,707
	Total System Services Inc.	371,989	29,421
	Seagate Technology plc	540,623	22,620

*,^ Match Group Inc.		707,494	22,152
*	Synaptics Inc.	440,858	17,608
*	Amkor Technology Inc.	1,655,408	16,637
*	Extreme Networks Inc.	1,320,363	16,531
	DXC Technology Co.	167,914	15,935
*	IPG Photonics Corp.	63,997	13,704
*	RingCentral Inc. Class A	272,293	13,179
*	Tech Data Corp.	134,011	13,129
	Travelport Worldwide Ltd.	853,409	11,154
*	Hortonworks Inc.	532,676	10,712
*	Sykes Enterprises Inc.	335,800	10,561
	MAXIMUS Inc.	144,115	10,316
*	Conduent Inc.	629,534	10,173
*	Five9 Inc.	393,652	9,794
	CSG Systems International Inc.	222,455	9,748
*	Blucora Inc.	429,241	9,486
	Xerox Corp.	309,695	9,028
	Teradyne Inc.	193,726	8,111
	Broadridge Financial Solutions Inc.	85,423	7,738
*	Anixter International Inc.	101,617	7,723
	Jabil Inc.	277,040	7,272
*	Advanced Energy Industries Inc.	101,869	6,874
	Lam Research Corp.	35,821	6,593
	ManTech International Corp. Class A	130,342	6,542
*	Alarm.com Holdings Inc.	153,458	5,793
*	ePlus Inc.	70,448	5,298
	Leidos Holdings Inc.	79,830	5,155
	Harris Corp.	36,341	5,148
*	Box Inc.	215,444	4,550
*	Zebra Technologies Corp.	42,403	4,401
*	Etsy Inc.	208,333	4,260
*	NCR Corp.	119,080	4,047
	KLA-Tencor Corp.	35,469	3,727
	Brooks Automation Inc.	144,293	3,441
*	Kulicke & Soffa Industries Inc.	130,899	3,185
*	Unisys Corp.	297,261	2,423
*	Alpha & Omega Semiconductor Ltd.	120,595	1,973
			1,234,393
Materials (6.5%)
*	Freeport-McMoRan Inc.	4,035,313	76,510
	Huntsman Corp.	2,041,866	67,974
	Chemours Co.	1,335,046	66,832
*	Alcoa Corp.	946,515	50,989
*	Louisiana-Pacific Corp.	1,509,066	39,628
	Avery Dennison Corp.	266,525	30,613
*	Owens-Illinois Inc.	1,272,910	28,220
	Albemarle Corp.	207,862	26,584
	Trinseo SA	323,829	23,510
	Westlake Chemical Corp.	150,392	16,021
	Packaging Corp. of America	131,048	15,798
	Greif Inc. Class A	258,805	15,678
*	Koppers Holdings Inc.	136,234	6,934
	Cabot Corp.	75,081	4,624
	Rayonier Advanced Materials Inc.	214,215	4,381
*	Berry Global Group Inc.	44,054	2,585

	Royal Gold Inc.	16,160	1,327
			478,208
Real Estate (8.7%)
*	SBA Communications Corp. Class A	452,919	73,989
	Hospitality Properties Trust	1,906,800	56,918
	Senior Housing Properties Trust	2,363,951	45,270
	Gaming and Leisure Properties Inc.	1,044,368	38,642
	Ryman Hospitality Properties Inc.	556,509	38,410
	Lexington Realty Trust	3,366,923	32,491
	GEO Group Inc.	1,348,067	31,814
^	Omega Healthcare Investors Inc.	1,132,319	31,184
	Government Properties Income Trust	1,446,505	26,818
	CoreSite Realty Corp.	212,388	24,191
	Pebblebrook Hotel Trust	469,779	17,462
	Xenia Hotels & Resorts Inc.	802,029	17,316
	CoreCivic Inc.	721,581	16,236
	Sabra Health Care REIT Inc.	821,503	15,420
	Equity LifeStyle Properties Inc.	173,049	15,405
	MGM Growth Properties LLC Class A	470,313	13,710
	Essex Property Trust Inc.	50,967	12,302
	Sunstone Hotel Investors Inc.	727,939	12,033
^	Uniti Group Inc.	658,355	11,712
	Select Income REIT	416,273	10,461
	Ashford Hospitality Trust Inc.	1,537,371	10,346
	CubeSmart	339,046	9,805
	Washington Prime Group Inc.	1,297,506	9,238
	Extra Space Storage Inc.	93,403	8,168
	Summit Hotel Properties Inc.	497,616	7,579
	National Health Investors Inc.	89,209	6,725
	Lamar Advertising Co. Class A	84,204	6,251
	Iron Mountain Inc.	139,111	5,249
	NorthStar Realty Europe Corp.	385,625	5,179
	New Senior Investment Group Inc.	539,988	4,082
	Life Storage Inc.	41,607	3,706
	Universal Health Realty Income Trust	48,720	3,659
	CyrusOne Inc.	61,009	3,632
	Outfront Media Inc.	156,102	3,621
	Invitation Homes Inc.	152,907	3,604
	UDR Inc.	92,849	3,576
*,^ Forestar Group Inc.		109,930	2,418
			638,622
Telecommunication Services (0.5%)
*	Zayo Group Holdings Inc.	843,228	31,031
*	Vonage Holdings Corp.	383,666	3,902
	Cogent Communications Holdings Inc.	38,774	1,756
			36,689
Utilities (4.0%)
	Entergy Corp.	837,851	68,193
	CenterPoint Energy Inc.	2,337,016	66,278
	FirstEnergy Corp.	2,143,457	65,633
	NRG Energy Inc.	1,264,848	36,023
	MDU Resources Group Inc.	933,786	25,100
	PNM Resources Inc.	339,440	13,730
	National Fuel Gas Co.	193,832	10,643

	Ameren Corp.			132,193	7,798
					293,398
Total Common Stocks (Cost $5,768,568)					7,310,729
		Coupon
Temporary Cash Investments (1.2%)1
Money Market Fund (1.2%)
2,3 Vanguard Market Liquidity Fund		1.458%		846,706	84,679

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.084%	2/1/18	800	799
	United States Treasury Bill	1.101%	2/22/18	900	898
4	United States Treasury Bill	1.169%	3/22/18	500	499
					2,196
Total Temporary Cash Investments (Cost $86,870)					86,875
Total Investments (100.8%) (Cost $5,855,438)					7,397,604
Other Assets and Liabilities-Net (-0.8%)3					(60,584)
Net Assets (100%)					7,337,020

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $56,581,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $60,432,000 of collateral received for securities on loan.
4 Securities with a value of $988,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2018	207	15,903	(53)
E-mini S&P Mid-Cap 400 Index	March 2018	54	10,273	45
				(8)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Strategic Equity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,310,729	—	—
Temporary Cash Investments	84,679	2,196	—
Futures Contracts—Liabilities[1]	(193)	—	—
Total	7,395,215	2,196	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Strategic Equity Fund

D. At December 31, 2017, the cost of investment securities for tax purposes was $5,855,438,000. Net unrealized appreciation of investment securities for tax purposes was $1,542,166,000, consisting of unrealized gains of $1,631,875,000 on securities that had risen in value since their purchase and $89,709,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Opportunity Fund

Schedule of Investments (unaudited)
As of December 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (97.9%)
Consumer Discretionary (8.4%)
	Carnival Corp.	3,223,100	213,917
	Royal Caribbean Cruises Ltd.	1,660,900	198,112
*	CarMax Inc.	3,052,797	195,776
*,^ Tesla Inc.		593,466	184,776
	TJX Cos. Inc.	2,339,100	178,848
*	Amazon.com Inc.	65,820	76,975
	Sony Corp. ADR	1,544,000	69,403
*	Norwegian Cruise Line Holdings Ltd.	1,290,200	68,703
	L Brands Inc.	467,200	28,135
	Gildan Activewear Inc. Class A	849,800	27,449
	Ross Stores Inc.	300,000	24,075
*	Shutterfly Inc.	450,300	22,402
	Las Vegas Sands Corp.	319,000	22,167
	Tribune Media Co. Class A	460,000	19,536
	Marriott International Inc. Class A	131,300	17,821
	Newell Brands Inc.	208,500	6,443
	Hilton Worldwide Holdings Inc.	76,333	6,096
	Bed Bath & Beyond Inc.	238,900	5,253
*	Lions Gate Entertainment Corp. Class A	119,600	4,044
*	Ulta Beauty Inc.	17,800	3,981
*	Lions Gate Entertainment Corp. Class B	110,200	3,498
	CBS Corp. Class B	52,880	3,120
*	tronc Inc.	112,600	1,981
	Restaurant Brands International Inc.	30,000	1,844
*	Ascena Retail Group Inc.	687,000	1,614
*	Netflix Inc.	3,200	614
	Entercom Communications Corp. Class A	49,759	537
			1,387,120
Energy (0.3%)
	Cabot Oil & Gas Corp.	1,256,250	35,929
*	Southwestern Energy Co.	2,900,000	16,182
	Pioneer Natural Resources Co.	2,400	415
	EOG Resources Inc.	2,400	259
			52,785
Financials (4.6%)
*	E*TRADE Financial Corp.	3,910,829	193,860
	Charles Schwab Corp.	3,674,300	188,749
	Northern Trust Corp.	1,030,151	102,902
	Discover Financial Services	1,193,988	91,841
	JPMorgan Chase & Co.	821,836	87,887
	Bank of America Corp.	1,405,317	41,485
	CME Group Inc.	190,554	27,830
	Progressive Corp.	409,502	23,063
	Travelers Cos. Inc.	36,174	4,907
	Chubb Ltd.	2,307	337
			762,861
Health Care (28.3%)
*	Biogen Inc.	2,400,600	764,759

Eli Lilly & Co.	7,102,972	599,917
Amgen Inc.	3,221,700	560,254
* BioMarin Pharmaceutical Inc.	4,452,095	396,993
* Alkermes plc	6,263,523	342,803
Roche Holding AG	1,301,100	328,990
Novartis AG ADR	2,913,200	244,592
* Illumina Inc.	1,042,400	227,754
* QIAGEN NV	7,201,004	222,727
* Boston Scientific Corp.	5,990,276	148,499
Bristol-Myers Squibb Co.	2,128,300	130,422
Thermo Fisher Scientific Inc.	568,164	107,883
* Seattle Genetics Inc.	1,685,270	90,162
Medtronic plc	1,082,000	87,372
Abbott Laboratories	1,219,200	69,580
PerkinElmer Inc.	950,000	69,464
* Bioverativ Inc.	1,233,919	66,533
* Edwards Lifesciences Corp.	500,000	56,355
* Charles River Laboratories International Inc.	384,600	42,094
AstraZeneca plc ADR	1,160,000	40,252
* Waters Corp.	129,600	25,037
Agilent Technologies Inc.	216,000	14,466
Zimmer Biomet Holdings Inc.	108,800	13,129
Merck & Co. Inc.	186,100	10,472
* ImmunoGen Inc.	898,300	5,758
* Cerner Corp.	9,400	633
		4,666,900
Industrials (19.2%)
Southwest Airlines Co.	10,205,400	667,944
FedEx Corp.	2,237,974	558,464
* United Continental Holdings Inc.	4,767,200	321,309
American Airlines Group Inc.	5,447,000	283,407
Airbus SE	2,625,040	260,897
Delta Air Lines Inc.	4,587,000	256,872
* JetBlue Airways Corp.	7,007,950	156,558
Jacobs Engineering Group Inc.	2,049,919	135,213
Caterpillar Inc.	530,100	83,533
* AECOM	1,900,600	70,607
Rockwell Automation Inc.	342,600	67,270
Old Dominion Freight Line Inc.	477,800	62,855
^ Ritchie Bros Auctioneers Inc.	1,696,546	50,778
Boeing Co.	142,000	41,877
Curtiss-Wright Corp.	328,400	40,016
IDEX Corp.	240,800	31,778
* Ryanair Holdings plc ADR	265,000	27,610
Textron Inc.	475,000	26,880
Union Pacific Corp.	100,000	13,410
* Spirit Airlines Inc.	185,935	8,339
* Esterline Technologies Corp.	63,699	4,758
		3,170,375
Information Technology (35.5%)
NVIDIA Corp.	2,395,300	463,491
* Adobe Systems Inc.	2,634,500	461,670
NetApp Inc.	6,978,600	386,056
Texas Instruments Inc.	3,693,850	385,786
* Alibaba Group Holding Ltd. ADR	2,108,400	363,551
Microsoft Corp.	3,810,100	325,916

*	Alphabet Inc. Class C	265,132	277,434
*	Micron Technology Inc.	6,587,800	270,890
*	Alphabet Inc. Class A	256,120	269,797
*	Flex Ltd.	14,293,302	257,136
	Corning Inc.	6,880,100	220,094
*	Splunk Inc.	2,480,698	205,501
*	Trimble Inc.	5,022,300	204,106
	KLA-Tencor Corp.	1,327,000	139,428
*	Cree Inc.	3,701,000	137,455
	Visa Inc. Class A	1,145,400	130,598
^	ASML Holding NV	750,500	130,452
*,1 Descartes Systems Group Inc.		4,357,800	123,761
	QUALCOMM Inc.	1,570,800	100,563
*	BlackBerry Ltd.	8,826,500	98,592
*,^ VMware Inc. Class A		570,100	71,445
*	Rambus Inc.	4,252,902	60,476
	Entegris Inc.	1,893,431	57,655
	HP Inc.	2,683,200	56,374
	Plantronics Inc.	1,078,900	54,355
*	Electronic Arts Inc.	460,000	48,328
	Hewlett Packard Enterprise Co.	3,329,865	47,817
	Intuit Inc.	270,000	42,601
*	FormFactor Inc.	2,577,800	40,343
*	PayPal Holdings Inc.	535,000	39,387
*	Nuance Communications Inc.	2,229,000	36,444
*	Altaba Inc.	491,800	34,352
*	Dell Technologies Inc. Class V	386,606	31,423
*	eBay Inc.	806,400	30,434
^	Telefonaktiebolaget LM Ericsson ADR	4,437,500	29,642
	Jabil Inc.	1,115,800	29,290
*	Keysight Technologies Inc.	677,000	28,163
	Apple Inc.	159,500	26,992
	Analog Devices Inc.	300,200	26,727
	Teradyne Inc.	562,900	23,569
	Mastercard Inc. Class A	151,000	22,855
	Western Digital Corp.	263,000	20,916
	DXC Technology Co.	214,989	20,402
	Micro Focus International plc ADR	438,010	14,713
*	salesforce.com Inc.	82,300	8,414
*	Arista Networks Inc.	1,000	236
			5,855,630
Materials (1.5%)
	Monsanto Co.	2,173,986	253,878

Telecommunication Services (0.1%)
	AT&T Inc.	378,526	14,717
*	Sprint Corp.	215,800	1,271
*	T-Mobile US Inc.	16,400	1,042
			17,030
Total Common Stocks (Cost $6,609,454)			16,166,579

	Coupon
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
2,3 Vanguard Market Liquidity Fund (Cost $442,236)	1.458%	4,422,175	442,262
Total Investments (100.6%) (Cost $7,051,690)			16,608,841
Other Assets and Liabilities-Net (-0.6%)3			(94,041)
Net Assets (100%)			16,514,800

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $80,300,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $83,144,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Capital Opportunity Fund

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,576,692	589,887	—
Temporary Cash Investments	442,262	—	—
Total	16,018,954	589,887	—

D. At December 31, 2017, the cost of investment securities for tax purposes was $7,051,690,000. Net unrealized appreciation of investment securities for tax purposes was $9,557,151,000, consisting of unrealized gains of $9,696,593,000 on securities that had risen in value since their purchase and $139,442,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Descartes Systems
Group Inc.	119,186	—	—	—	4,575	—	—	123,761
Vanguard Market
Liquidity Fund	541,459	NA1	NA1	(1)	(50)	1,178	—	442,262
Total	660,645			(1)	4,525	1,178	—	566,023
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Global Equity Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (96.1%)1
Australia (1.2%)
Aristocrat Leisure Ltd.	911,865	16,791
Qantas Airways Ltd.	4,185,755	16,413
BlueScope Steel Ltd.	529,432	6,306
Cochlear Ltd.	30,967	4,128
Cleanaway Waste Management Ltd.	2,030,445	2,366
Alumina Ltd.	1,173,861	2,212
Coca-Cola Amatil Ltd.	286,858	1,900
Newcrest Mining Ltd.	106,200	1,891
ALS Ltd.	314,366	1,708
Orica Ltd.	119,573	1,681
carsales.com Ltd.	125,475	1,414
GUD Holdings Ltd.	144,385	1,369
DuluxGroup Ltd.	203,942	1,215
Asaleo Care Ltd.	837,612	977
Caltex Australia Ltd.	36,267	961
QBE Insurance Group Ltd.	110,897	920
Fairfax Media Ltd.	1,479,298	898
BHP Billiton Ltd.	38,528	885
Metcash Ltd.	336,016	815
Iluka Resources Ltd.	74,984	592
Amcor Ltd.	37,072	444
* Domain Holdings Australia Ltd.	149,768	401
IPH Ltd.	92,524	396
* Santos Ltd.	75,965	321
Sigma Healthcare Ltd.	416,660	321
OZ Minerals Ltd.	40,015	284
Orora Ltd.	80,356	212
Peet Ltd.	30,773	34
		67,855
Austria (0.1%)
OMV AG	69,391	4,391
Wienerberger AG	38,888	941
Oesterreichische Post AG	11,978	538
CA Immobilien Anlagen AG	14,712	455
ANDRITZ AG	6,183	349
		6,674
Belgium (0.1%)
Anheuser-Busch InBev SA	22,318	2,492
UCB SA	23,408	1,856
Befimmo SA	3,993	257
* Brederode SA	994	59
		4,664
Brazil (1.0%)
Banco Bradesco SA Preference Shares	2,073,807	21,146
B3 SA - Brasil Bolsa Balcao	1,685,600	11,568
Alpargatas SA Preference Shares	780,782	4,104
Natura Cosmeticos SA	336,826	3,360
Porto Seguro SA	266,922	2,923

MRV Engenharia e Participacoes SA	553,200	2,505
TOTVS SA	240,900	2,171
EDP - Energias do Brasil SA	435,300	1,839
Itausa - Investimentos Itau SA Preference Shares	533,167	1,739
Qualicorp SA	170,800	1,596
* B2W Cia Digital	162,314	1,003
Embraer SA	118,935	717
* LPS Brasil Consultoria de Imoveis SA	361,200	608
* Banco BTG Pactual SA	99,596	570
Via Varejo SA	62,200	459
Magnesita Refratarios SA	19,100	290
* Construtora Tenda SA	38,595	233
Cia Ferro Ligas da Bahia - Ferbasa Preference Shares	11,300	70
		56,901
Canada (4.3%)
Canadian Imperial Bank of Commerce	317,601	30,962
Bank of Montreal	366,400	29,321
Toronto-Dominion Bank	460,638	26,990
Fairfax Financial Holdings Ltd.	46,498	24,760
Fairfax Financial Holdings Ltd.	27,770	14,728
Barrick Gold Corp.	859,576	12,438
Royal Bank of Canada	142,631	11,648
Rogers Communications Inc. Class B	203,148	10,351
Canadian Natural Resources Ltd.	284,521	10,168
Ritchie Bros Auctioneers Inc.	319,315	9,557
Brookfield Asset Management Inc. Class A	192,117	8,363
Loblaw Cos. Ltd.	121,985	6,620
West Fraser Timber Co. Ltd.	99,229	6,123
Capital Power Corp.	212,700	4,144
Industrial Alliance Insurance & Financial Services Inc.	76,434	3,637
* Canfor Corp.	180,669	3,562
Ritchie Bros Auctioneers Inc.	116,334	3,483
PrairieSky Royalty Ltd.	114,611	2,923
BRP Inc.	66,534	2,462
Quebecor Inc. Class B	129,800	2,447
Norbord Inc.	60,378	2,044
Maple Leaf Foods Inc.	70,300	2,003
National Bank of Canada	38,666	1,929
^ Dream Office REIT	94,323	1,663
* Great Canadian Gaming Corp.	55,396	1,489
Constellation Software Inc.	2,400	1,455
* Interfor Corp.	74,500	1,252
Western Forest Products Inc.	601,800	1,173
Cogeco Inc.	16,162	1,164
Just Energy Group Inc.	264,400	1,136
Martinrea International Inc.	54,600	697
Aimia Inc.	220,786	657
Altus Group Ltd.	20,900	614
Chorus Aviation Inc.	77,800	597
Power Corp. of Canada	22,906	590
Northview Apartment REIT	27,800	553
* ATS Automation Tooling Systems Inc.	39,049	483
* Taseko Mines Ltd.	204,260	476
Pure Industrial Real Estate Trust	77,800	419
Colliers International Group Inc.	6,809	411
AGF Management Ltd. Class B	57,886	377
Canaccord Genuity Group Inc.	70,900	327

Morguard North American Residential REIT	25,700	307
* Transat AT Inc. Class B	33,500	299
Morguard Corp.	1,900	271
Bonavista Energy Corp.	148,820	266
Wajax Corp.	13,400	263
E-L Financial Corp. Ltd.	400	259
Empire Co. Ltd.	12,700	247
North American Energy Partners Inc.	42,466	210
True North Commercial REIT	30,700	164
ZCL Composites Inc.	12,800	114
Rocky Mountain Dealerships Inc.	9,800	107
Summit Industrial Income REIT	13,800	81
Inovalis REIT	8,552	68
* Trisura Group Ltd.	2,520	52
Andrew Peller Ltd. Class A	3,900	48
Evertz Technologies Ltd.	3,300	48
Pollard Banknote Ltd.	2,500	35
High Arctic Energy Services Inc.	8,100	25
* Intertain Group Ltd.	1,000	11
		249,071
Chile (0.2%)
Enel Americas SA ADR	343,198	3,833
Quinenco SA	890,765	3,112
Cia Cervecerias Unidas SA	177,863	2,667
Enaex SA	57,626	852
* Cia Sud Americana de Vapores SA	11,684,733	630
Cia Cervecerias Unidas SA ADR	7,913	234
Latam Airlines Group SA ADR	9,392	131
		11,459
China (3.1%)
* Alibaba Group Holding Ltd. ADR	255,418	44,042
* Baidu Inc. ADR	119,938	28,091
* Ctrip.com International Ltd. ADR	349,608	15,418
* 58.com Inc. ADR	204,150	14,611
* Autohome Inc. ADR	153,602	9,933
Kingboard Chemical Holdings Ltd.	1,598,500	8,622
Tsingtao Brewery Co. Ltd.	1,256,000	6,468
PetroChina Co. Ltd.	6,738,000	4,685
* China Biologic Products Holdings Inc.	52,184	4,111
NetEase Inc. ADR	11,188	3,861
China Resources Beer Holdings Co. Ltd.	940,658	3,370
Want Want China Holdings Ltd.	4,012,557	3,359
Agricultural Bank of China Ltd.	7,030,000	3,267
Tingyi Cayman Islands Holding Corp.	1,557,608	3,028
Industrial & Commercial Bank of China Ltd.	3,728,000	2,988
China Mengniu Dairy Co. Ltd.	927,000	2,754
* Li Ning Co. Ltd.	3,104,333	2,511
China Shenhua Energy Co. Ltd.	952,500	2,461
Hengan International Group Co. Ltd.	214,958	2,380
Yum China Holdings Inc.	50,006	2,001
Zhongsheng Group Holdings Ltd.	688,000	1,563
China Construction Bank Corp.	1,339,000	1,233
Shenzhou International Group Holdings Ltd.	77,456	736
Ajisen China Holdings Ltd.	1,429,000	681
China Resources Cement Holdings Ltd.	996,000	654
Road King Infrastructure Ltd.	354,000	610

Sinotruk Hong Kong Ltd.	527,000	593
China Merchants Port Holdings Co. Ltd.	226,000	590
K Wah International Holdings Ltd.	1,002,000	546
China Overseas Grand Oceans Group Ltd.	722,000	394
Kingboard Laminates Holdings Ltd.	246,500	383
* Poly Property Group Co. Ltd.	643,000	334
Shougang Fushan Resources Group Ltd.	1,154,000	247
China Yuchai International Ltd.	10,279	247
Yuzhou Properties Co. Ltd.	428,000	228
* Jiayuan International Group Ltd.	244,000	227
Shui On Land Ltd.	759,000	210
China Sanjiang Fine Chemicals Co. Ltd.	395,000	151
Agile Group Holdings Ltd.	86,000	130
China Oriental Group Co. Ltd.	162,000	120
China Aoyuan Property Group Ltd.	206,000	113
COSCO SHIPPING International Hong Kong Co. Ltd.	226,000	88
Xingda International Holdings Ltd.	243,000	86
Minmetals Land Ltd.	334,000	56
Flat Glass Group Co. Ltd.	168,000	36
Overseas Chinese Town Asia Holdings Ltd.	64,000	26
Rivera Holdings Ltd.	310,000	22
		178,265
Colombia (0.1%)
Bancolombia SA ADR	45,054	1,787
Almacenes Exito SA	123,730	686
Ecopetrol SA ADR	34,971	512
		2,985
Czech Republic (0.0%)
Komercni banka as	32,313	1,386
UNIPETROL as	7,226	128
		1,514
Denmark (1.2%)
Novo Nordisk A/S Class B	421,640	22,657
AP Moller - Maersk A/S Class B	9,036	15,750
H Lundbeck A/S	279,071	14,152
Novozymes A/S	90,365	5,159
Coloplast A/S Class B	39,353	3,129
Vestas Wind Systems A/S	45,152	3,120
GN Store Nord A/S	71,036	2,294
* William Demant Holding A/S	69,695	1,947
Carlsberg A/S Class B	10,964	1,315
Danske Bank A/S	8,949	348
ISS A/S	8,460	327
Columbus A/S	17,198	41
		70,239
Finland (0.7%)
Neste Oyj	432,018	27,654
Tikkurila Oyj	273,780	5,850
Sampo Oyj Class A	71,950	3,949
Nokian Renkaat Oyj	38,956	1,767
Wartsila OYJ Abp	11,057	698
Amer Sports Oyj	21,195	587
Finnair Oyj	10,087	155
Orion Oyj Class A	1,758	67
		40,727

France (2.0%)
	Pernod Ricard SA	128,205	20,276
	Bureau Veritas SA	708,448	19,350
	STMicroelectronics NV	612,628	13,380
	Legrand SA	125,246	9,629
	L'Oreal SA	39,919	8,845
*	Air France-KLM	470,855	7,649
	Nexity SA	87,040	5,178
	Peugeot SA	157,305	3,195
	STMicroelectronics NV	131,315	2,865
	BNP Paribas SA	31,324	2,330
	Airbus SE	22,211	2,208
	Eurofins Scientific SE	2,973	1,807
*	Eramet	15,086	1,789
	Zodiac Aerospace	48,547	1,451
	Atos SE	9,833	1,430
	AXA SA	43,605	1,292
	Getlink SE	84,458	1,086
*	ArcelorMittal	32,686	1,060
	Edenred	33,834	980
	Thales SA	7,748	834
	Ipsen SA	6,854	816
	Teleperformance	5,512	789
	JCDecaux SA	14,557	585
	TOTAL SA	10,493	579
	Neopost SA	15,144	435
	Sanofi	4,900	422
*	Elis SA	14,337	392
	Derichebourg SA	35,346	386
	Vicat SA	4,607	363
	Elis SA	10,402	287
*	Ste Industrielle d'Aviation Latecoere SA	34,867	239
	Imerys SA	2,208	208
*,^ Vallourec SA		29,703	179
	Beneteau SA	5,930	142
	Savencia SA	845	82
	Manitou BF SA	2,005	73
*	Virbac SA	459	68
*	Etablissements Maurel et Prom	13,123	57
*	Stallergenes Greer plc	984	45
	GL Events	1,094	32
*	AST Groupe SA	478	5
			112,818
Germany (2.9%)
	SAP SE	429,798	48,084
	Deutsche Lufthansa AG	994,672	36,528
	Deutsche Boerse AG	114,425	13,244
	Infineon Technologies AG	424,863	11,571
*	Software AG	144,746	8,119
	Henkel AG & Co. KGaA	50,218	6,014
	Henkel AG & Co. KGaA Preference Shares	41,966	5,542
	Fresenius Medical Care AG & Co. KGaA	37,244	3,911
	Kloeckner & Co. SE	264,120	3,245
	BASF SE	25,552	2,801
	Deutsche Telekom AG	108,117	1,911
	Bayerische Motoren Werke AG	18,087	1,875
	Fraport AG Frankfurt Airport Services Worldwide	17,031	1,871

Volkswagen AG Preference Shares	8,953	1,778
Brenntag AG	27,325	1,723
adidas AG	8,014	1,603
Stabilus SA	17,456	1,569
Axel Springer SE	19,173	1,495
Rheinmetall AG	9,884	1,250
HOCHTIEF AG	6,578	1,162
CTS Eventim AG & Co. KGaA	19,666	914
Symrise AG	10,264	880
Bechtle AG	8,192	681
Borussia Dortmund GmbH & Co. KGaA	91,335	670
alstria office REIT-AG	41,844	647
TUI AG	29,295	601
Fielmann AG	4,930	434
* Siltronic AG	2,624	379
Draegerwerk AG & Co. KGaA Preference Shares	4,111	356
OHB SE	6,090	326
Hannover Rueck SE	2,318	291
GEA Group AG	6,040	289
Wacker Chemie AG	1,297	251
Gerresheimer AG	3,006	249
TLG Immobilien AG	9,221	245
DMG Mori AG	3,825	211
Bauer AG	5,764	207
VERBIO Vereinigte BioEnergie AG	19,113	186
TAG Immobilien AG	7,416	141
* H&R GmbH & Co. KGaA	7,265	127
* zooplus AG	693	125
DIC Asset AG	8,919	113
* FinTech Group AG	2,765	102
comdirect bank AG	6,690	92
* Heidelberger Druckmaschinen AG	26,160	90
Villeroy & Boch AG Preference Shares	2,499	58
Deutz AG	5,572	50
Gesco AG	1,238	46
Muehlbauer Holding AG	760	36
CropEnergies AG	3,676	34
		164,127
Greece (0.1%)
Grivalia Properties REIC AE	255,740	2,821
Fourlis Holdings SA	161,370	1,115
JUMBO SA	61,634	1,101
* Alpha Bank AE	272,983	585
Motor Oil Hellas Corinth Refineries SA	20,654	465
OPAP SA	35,774	451
Hellenic Petroleum SA	19,568	178
Aegean Airlines SA	5,655	56
		6,772
Hong Kong (1.5%)
AIA Group Ltd.	4,865,600	41,385
Jardine Matheson Holdings Ltd.	231,200	14,028
Sands China Ltd.	1,676,400	8,629
CK Hutchison Holdings Ltd.	369,300	4,627
HSBC Holdings plc	394,800	4,059
ASM Pacific Technology Ltd.	204,100	2,832
* Esprit Holdings Ltd.	4,024,414	2,150

Television Broadcasts Ltd.	313,400	1,128
First Pacific Co. Ltd.	1,289,250	876
Hongkong & Shanghai Hotels Ltd.	530,700	786
Stella International Holdings Ltd.	512,673	773
Li & Fung Ltd.	1,278,000	700
Goodbaby International Holdings Ltd.	734,000	403
Dairy Farm International Holdings Ltd.	48,000	377
Kerry Properties Ltd.	53,500	240
* CK Asset Holdings Ltd.	23,192	202
SmarTone Telecommunications Holdings Ltd.	162,694	196
Microport Scientific Corp.	108,000	104
Johnson Electric Holdings Ltd.	24,500	102
New World Development Co. Ltd.	61,000	91
Nameson Holdings Ltd.	184,000	74
Kowloon Development Co. Ltd.	65,000	69
Get Nice Holdings Ltd.	1,664,000	64
* Global Brands Group Holding Ltd.	732,000	60
Texwinca Holdings Ltd.	108,823	60
Guoco Group Ltd.	3,000	39
Fountain SET Holdings Ltd.	252,000	36
Chevalier International Holdings Ltd.	20,000	33
* Wing Tai Properties Ltd.	38,000	26
Oriental Watch Holdings	84,000	19
		84,168
Hungary (0.0%)
* MOL Hungarian Oil & Gas plc	97,128	1,126

India (1.5%)
ICICI Bank Ltd.	6,894,073	33,788
Housing Development Finance Corp. Ltd.	966,990	25,895
Hindustan Petroleum Corp. Ltd.	605,265	3,969
Oil & Natural Gas Corp. Ltd.	1,247,495	3,803
Axis Bank Ltd.	310,912	2,743
Bharti Airtel Ltd.	304,299	2,520
Indian Oil Corp. Ltd.	370,459	2,252
* SpiceJet Ltd.	669,996	1,528
Rain Industries Ltd.	233,338	1,350
JK Paper Ltd.	549,552	1,178
Wipro Ltd.	236,201	1,158
Shriram Transport Finance Co. Ltd.	37,909	879
Phillips Carbon Black Ltd.	36,509	556
West Coast Paper Mills Ltd.	92,356	460
EID Parry India Ltd.	66,310	385
* Automotive Axles Ltd.	13,775	308
Chennai Petroleum Corp. Ltd.	40,216	269
* Jindal Stainless Hisar Ltd.	65,307	230
National Fertilizers Ltd.	179,217	206
Redington India Ltd.	60,041	164
Sarda Energy & Minerals Ltd.	14,948	117
Andhra Sugars Ltd.	10,565	89
* PPAP Automotive Ltd.	6,350	69
* Nucleus Software Exports Ltd.	8,023	65
* HIL Ltd.	2,725	64
Maharashtra Seamless Ltd.	6,650	53
* IFB Industries Ltd.	2,267	48
* DCM Shriram Ltd.	5,139	45
Vivimed Labs Ltd.	21,991	36

*	Pennar Industries Ltd.	25,264	27
			84,254
Indonesia (0.1%)
	United Tractors Tbk PT	545,900	1,423
	Media Nusantara Citra Tbk PT	9,510,150	900
*	Harum Energy Tbk PT	3,829,300	578
	Indo Tambangraya Megah Tbk PT	331,000	504
	Adaro Energy Tbk PT	1,774,900	243
	Bank Tabungan Negara Persero Tbk PT	823,300	216
*	Bank CIMB Niaga Tbk PT	1,908,400	190
	Erajaya Swasembada Tbk PT	2,118,600	114
	Agung Podomoro Land Tbk PT	1,654,800	25
*	Petrosea Tbk PT	46,900	6
			4,199
Ireland (1.5%)
	CRH plc	936,299	33,604
*	Ryanair Holdings plc ADR	241,573	25,169
*	Bank of Ireland Group plc	2,513,589	21,418
	Paddy Power Betfair plc	12,875	1,532
	Irish Continental Group plc	158,768	1,104
	Paddy Power Betfair plc	7,091	843
*	Avadel Pharmaceuticals plc ADR	25,944	213
*,2 Irish Bank Resolution Corp. Ltd.		122,273	—
			83,883
Israel (0.2%)
	Bank Hapoalim BM	970,143	7,124
	Bank Leumi Le-Israel BM	596,724	3,592
*	Nova Measuring Instruments Ltd.	10,601	275
	Oil Refineries Ltd.	233,500	112
	First International Bank Of Israel Ltd.	5,294	110
	Alrov Properties and Lodgings Ltd.	1,208	38
	El Al Israel Airlines	88,025	36
			11,287
Italy (0.7%)
*	Fiat Chrysler Automobiles NV	1,321,883	23,600
	CNH Industrial NV	228,658	3,059
	Luxottica Group SPA ADR	37,918	2,319
*	UniCredit SPA	119,937	2,237
	Piaggio & C SPA	798,400	2,203
*,^ Saipem SPA		281,554	1,285
	Luxottica Group SPA	16,703	1,025
	Autogrill SPA	51,370	709
	Davide Campari-Milano SPA	53,091	410
	Intesa Sanpaolo SPA (Registered)	109,127	362
	ERG SPA	18,304	339
	Saras SPA	104,270	250
*	Arnoldo Mondadori Editore SPA	94,110	235
	Societa Cattolica di Assicurazioni SC	9,828	107
	Recordati SPA	2,351	105
	Biesse SPA	1,667	85
	Societa Iniziative Autostradali e Servizi SPA	3,518	66
	Gefran SPA	5,291	63
	Panariagroup Industrie Ceramiche SPA	8,203	57
	Reno de Medici SPA	60,029	36
			38,552

Japan (6.8%)
MS&AD Insurance Group Holdings Inc.	1,094,500	36,918
Daito Trust Construction Co. Ltd.	143,700	29,276
SMC Corp.	48,300	19,822
Olympus Corp.	493,900	18,894
Fujitsu Ltd.	2,376,000	16,845
Rohm Co. Ltd.	145,200	15,995
^ CyberAgent Inc.	372,800	14,529
^ Advantest Corp.	716,300	13,215
Secom Co. Ltd.	174,600	13,172
Kao Corp.	191,200	12,919
Persol Holdings Co. Ltd.	469,400	11,752
Kansai Paint Co. Ltd.	388,900	10,092
Tokio Marine Holdings Inc.	190,000	8,642
* LINE Corp.	178,000	7,269
Sompo Holdings Inc.	185,100	7,145
Japan Exchange Group Inc.	385,100	6,682
KDDI Corp.	233,900	5,810
Nihon Unisys Ltd.	247,300	5,135
Konami Holdings Corp.	86,600	4,762
Kose Corp.	29,400	4,581
Nippon Telegraph & Telephone Corp.	95,700	4,499
Sohgo Security Services Co. Ltd.	75,900	4,125
Sumitomo Mitsui Financial Group Inc.	87,900	3,789
USS Co. Ltd.	174,300	3,686
Hitachi Ltd.	472,000	3,662
Dai-ichi Life Holdings Inc.	157,800	3,243
West Japan Railway Co.	42,900	3,130
Kirin Holdings Co. Ltd.	121,600	3,064
Seven & i Holdings Co. Ltd.	69,100	2,863
East Japan Railway Co.	28,100	2,740
Resona Holdings Inc.	449,400	2,678
FUJIFILM Holdings Corp.	62,400	2,546
Toyota Motor Corp.	35,600	2,269
Mixi Inc.	44,500	1,993
NTT Data Corp.	166,500	1,975
Obayashi Corp.	150,000	1,812
Japan Post Holdings Co. Ltd.	156,800	1,796
Kyocera Corp.	25,600	1,671
Bandai Namco Holdings Inc.	50,950	1,663
Nikon Corp.	78,700	1,584
^ Fuji Media Holdings Inc.	93,700	1,471
TIS Inc.	39,900	1,389
YA-MAN Ltd.	81,000	1,360
^ EDION Corp.	115,700	1,345
Toray Industries Inc.	141,600	1,333
LIXIL Group Corp.	49,100	1,327
Sumitomo Mitsui Trust Holdings Inc.	32,500	1,286
Alfresa Holdings Corp.	53,700	1,258
Yamada Denki Co. Ltd.	227,800	1,255
Mizuho Financial Group Inc.	681,800	1,233
Mitsubishi Estate Co. Ltd.	69,300	1,203
Tohoku Electric Power Co. Inc.	93,700	1,196
Mitsubishi Corp.	41,600	1,147
Nissan Chemical Industries Ltd.	27,800	1,107
Mitsubishi Heavy Industries Ltd.	29,400	1,096
Nomura Holdings Inc.	183,300	1,074

Nippon Television Holdings Inc.	60,870	1,041
SoftBank Group Corp.	13,000	1,029
Omron Corp.	17,100	1,017
NTT Urban Development Corp.	84,000	970
Kubota Corp.	48,500	949
SCSK Corp.	20,600	948
Ulvac Inc.	14,100	884
NEC Corp.	32,700	881
Maeda Corp.	63,900	880
JFE Holdings Inc.	35,600	851
Meitec Corp.	16,200	850
Shimizu Corp.	81,500	841
Marui Group Co. Ltd.	45,100	824
ITOCHU Corp.	43,400	809
Isetan Mitsukoshi Holdings Ltd.	64,600	799
Obic Co. Ltd.	10,800	793
Subaru Corp.	24,900	789
AEON Financial Service Co. Ltd.	33,700	783
Koshidaka Holdings Co. Ltd.	16,700	781
TDK Corp.	9,800	779
Yamato Holdings Co. Ltd.	37,600	755
Daifuku Co. Ltd.	13,800	750
Ryohin Keikaku Co. Ltd.	2,400	747
Matsumotokiyoshi Holdings Co. Ltd.	18,000	739
Sekisui Chemical Co. Ltd.	35,900	719
Daiwa House Industry Co. Ltd.	18,700	717
Casio Computer Co. Ltd.	49,200	706
Round One Corp.	41,300	693
Saizeriya Co. Ltd.	20,700	693
Gunze Ltd.	12,000	685
* Renesas Electronics Corp.	58,500	678
Tokyo Gas Co. Ltd.	29,400	672
Sumitomo Electric Industries Ltd.	38,800	654
NET One Systems Co. Ltd.	42,200	647
Suntory Beverage & Food Ltd.	14,500	645
Nomura Co. Ltd.	27,400	624
Toyo Seikan Group Holdings Ltd.	37,400	600
Nippon Suisan Kaisha Ltd.	114,400	598
Fukuoka Financial Group Inc.	104,000	582
TechnoPro Holdings Inc.	10,700	580
Shiseido Co. Ltd.	11,600	559
Japan Airlines Co. Ltd.	14,300	559
Toyo Suisan Kaisha Ltd.	12,900	551
Azbil Corp.	12,600	546
Sumitomo Chemical Co. Ltd.	75,000	537
SHO-BOND Holdings Co. Ltd.	7,400	527
Sawai Pharmaceutical Co. Ltd.	11,100	495
Nissan Motor Co. Ltd.	49,300	491
ANA Holdings Inc.	11,700	488
Mitsubishi Logistics Corp.	17,000	441
Ushio Inc.	30,600	436
Duskin Co. Ltd.	16,000	422
Onward Holdings Co. Ltd.	46,000	398
^ GungHo Online Entertainment Inc.	144,800	397
Kanematsu Corp.	28,700	396
Otsuka Holdings Co. Ltd.	9,000	395
Mitsubishi UFJ Financial Group Inc.	52,100	379

Sumitomo Dainippon Pharma Co. Ltd.	25,500	377
Senko Group Holdings Co. Ltd.	49,500	358
Hoshizaki Corp.	3,900	345
Noritz Corp.	17,200	337
Inaba Denki Sangyo Co. Ltd.	6,400	298
NH Foods Ltd.	12,000	292
Tokyo Electron Ltd.	1,600	289
Sumitomo Mitsui Construction Co. Ltd.	51,100	285
Sumitomo Bakelite Co. Ltd.	33,000	277
Soliton Systems KK	18,500	272
Showa Corp.	19,800	245
Justsystems Corp.	12,900	245
Kokuyo Co. Ltd.	12,700	235
Nippon Signal Company Ltd.	22,100	235
Kurabo Industries Ltd.	72,000	233
NEC Capital Solutions Ltd.	10,400	214
Shinmaywa Industries Ltd.	22,400	213
* Studio Alice Co. Ltd.	8,400	212
CI Takiron Corp.	28,000	199
Toyota Industries Corp.	3,100	199
Aeon Delight Co. Ltd.	5,300	198
Canon Marketing Japan Inc.	7,300	197
Arata Corp.	3,600	196
Information Development Co.	15,900	195
Seed Co. Ltd.	4,300	189
Japan Tobacco Inc.	5,700	184
Keihin Corp.	8,900	181
Tamron Co. Ltd.	8,300	178
Royal Holdings Co. Ltd.	6,300	173
* Rheon Automatic Machinery Co. Ltd.	9,800	170
ADEKA Corp.	8,400	148
* SFP Holdings Co. Ltd.	7,400	148
en-japan Inc.	3,100	146
Komeri Co. Ltd.	4,800	139
Menicon Co. Ltd.	4,800	134
Sakai Chemical Industry Co. Ltd.	4,900	131
* Tokyo Electric Power Co. Holdings Inc.	30,900	122
ASAHI YUKIZAI Corp.	6,500	121
Doshisha Co. Ltd.	5,600	119
Sekisui Plastics Co. Ltd.	8,600	113
Tomoe Engineering Co. Ltd.	5,900	111
Sansei Technologies Inc.	10,100	106
TYK Corp.	27,100	105
Feed One Co. Ltd.	44,800	105
Shizuoka Gas Co. Ltd.	11,900	101
Tokyo Theatres Co. Inc.	7,700	100
Miroku Jyoho Service Co. Ltd.	3,600	97
Albis Co. Ltd.	2,700	97
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,500	97
Nippon Valqua Industries Ltd.	3,300	90
Central Sports Co. Ltd.	2,300	89
Mitsubishi Research Institute Inc.	2,400	84
Goldcrest Co. Ltd.	3,900	79
Asahi Diamond Industrial Co. Ltd.	6,900	79
Tatsuta Electric Wire and Cable Co. Ltd.	9,800	78
Ichinen Holdings Co. Ltd.	5,400	77
Jalux Inc.	3,000	77

* Imasen Electric Industrial	6,400	76
* Ishihara Sangyo Kaisha Ltd.	4,000	75
* Komatsu Wall Industry Co. Ltd.	3,500	75
Nihon Eslead Corp.	3,300	74
Mochida Pharmaceutical Co. Ltd.	900	69
Airport Facilities Co. Ltd.	11,500	67
Yomiuri Land Co. Ltd.	1,500	66
Daikyo Inc.	3,300	64
Yellow Hat Ltd.	2,100	63
Kondotec Inc.	6,400	62
Trust Tech Inc.	2,000	60
NSD Co. Ltd.	2,800	60
Koatsu Gas Kogyo Co. Ltd.	6,900	58
ASKA Pharmaceutical Co. Ltd.	3,300	58
* Tomen Devices Corp.	1,900	58
Yamaya Corp.	1,800	55
Sanoh Industrial Co. Ltd.	6,600	53
* Wakachiku Construction Co. Ltd.	3,300	53
Daito Pharmaceutical Co. Ltd.	1,800	51
Atsugi Co. Ltd.	4,400	51
Elematec Corp.	2,200	50
Riken Technos Corp.	9,000	50
* First Juken Co. Ltd.	3,100	48
Nihon House Holdings Co. Ltd.	7,300	47
Ichiken Co. Ltd.	2,200	47
Ehime Bank Ltd.	3,900	47
Nippon Chemiphar Co. Ltd.	1,100	46
* Cota Co. Ltd.	3,200	46
* NAC Co. Ltd.	5,300	46
* Shofu Inc.	3,500	46
Shibaura Mechatronics Corp.	11,000	44
Okamura Corp.	3,000	44
Nikko Co. Ltd.	2,000	42
* Toell Co. Ltd.	4,500	42
Xebio Holdings Co. Ltd.	2,200	42
Showa Sangyo Co. Ltd.	1,600	42
* JK Holdings Co. Ltd.	4,700	41
Sinanen Holdings Co. Ltd.	1,700	41
Lonseal Corp.	1,900	40
* Kyokuto Boeki Kaisha Ltd.	9,000	40
Space Co. Ltd.	2,750	39
Nippon Filcon Co. Ltd.	5,600	39
Michinoku Bank Ltd.	2,400	38
Tachibana Eletech Co. Ltd.	2,100	38
Takano Co. Ltd.	3,600	37
Tigers Polymer Corp.	5,100	37
* Terasaki Electric Co. Ltd.	2,800	37
Maruzen Showa Unyu Co. Ltd.	8,000	36
* Dvx Inc.	3,000	36
NJS Co. Ltd.	2,500	35
Sakai Moving Service Co. Ltd.	700	34
Furuno Electric Co. Ltd.	4,500	33
Taiko Bank Ltd.	1,500	33
* Amiyaki Tei Co. Ltd.	700	33
Shibusawa Warehouse Co. Ltd.	1,800	32
Rion Co. Ltd.	1,600	32
JVC Kenwood Corp.	9,200	32

* Nagano Keiki Co. Ltd.	2,600	30
Yushiro Chemical Industry Co. Ltd.	1,900	28
* Minori Solutions Co. Ltd.	2,200	28
Natoco Co. Ltd.	2,100	26
Sawada Holdings Co. Ltd.	2,600	26
* San Holdings Inc.	900	26
Ainavo Holdings Co. Ltd.	2,500	26
PIA Corp.	400	26
TS Tech Co. Ltd.	600	25
Yaizu Suisankagaku Industry Co. Ltd.	2,200	24
		390,441
Kenya (0.0%)
East African Breweries Ltd.	211,997	490
Equity Group Holdings Ltd.	239,600	92
		582
Malaysia (0.6%)
Tenaga Nasional Bhd.	6,863,900	25,860
Malayan Banking Bhd.	1,537,700	3,721
Petronas Chemicals Group Bhd.	637,600	1,212
Top Glove Corp. Bhd.	361,800	714
Petronas Dagangan Bhd.	111,000	664
Ann Joo Resources Bhd.	414,000	395
VS Industry Bhd.	461,600	343
Uchi Technologies Bhd.	314,500	257
Hong Leong Bank Bhd.	51,000	214
* Lion Industries Corp. Bhd.	595,900	209
Malaysian Pacific Industries Bhd.	55,000	171
Padini Holdings Bhd.	115,700	151
* Hibiscus Petroleum Bhd.	637,200	140
Supermax Corp. Bhd.	217,900	108
MISC Bhd.	54,400	99
* AirAsia X Bhd.	1,130,800	92
* Lay Hong Bhd.	276,600	68
Batu Kawan Bhd.	12,700	61
Petron Malaysia Refining & Marketing Bhd.	17,300	58
Oriental Holdings Bhd.	17,800	29
Favelle Favco Bhd.	37,000	25
HeveaBoard Bhd.	77,400	23
		34,614
Mexico (0.1%)
Ternium SA ADR	71,622	2,263
Grupo Televisa SAB ADR	53,858	1,006
3 Nemak SAB de CV	1,338,159	969
Industrias Bachoco SAB de CV Class B	171,698	817
Mexichem SAB de CV	245,492	607
Grupo Elektra SAB DE CV	13,706	488
* Grupo Simec SAB de CV Class B	97,055	303
Corp Inmobiliaria Vesta SAB de CV	144,182	179
Rassini SAB de CV	32,481	116
Macquarie Mexico Real Estate Management SA de CV	91,124	96
Consorcio ARA SAB de CV	143,302	56
* Grupo Famsa SAB de CV Class A	42,990	23
		6,923
Netherlands (0.8%)
Unilever NV	441,714	24,870
3 Philips Lighting NV	240,912	8,836

Heineken NV	27,340	2,850
Akzo Nobel NV	24,803	2,176
Koninklijke Philips NV	46,912	1,771
Koninklijke KPN NV	415,490	1,451
Koninklijke Ahold Delhaize NV	64,708	1,422
Boskalis Westminster	28,547	1,076
ASR Nederland NV	13,546	558
ASML Holding NV	2,816	490
Eurocommercial Properties NV	7,926	346
Randstad Holding NV	4,496	276
Van Lanschot Kempen NV	8,034	252
Vastned Retail NV	3,164	157
NSI NV	2,887	120
Koninklijke Volkerwessels NV	4,188	119
Kendrion NV	2,335	113
* Eurocastle Investment Ltd.	5,707	56
KAS Bank NV	2,615	31
		46,970
New Zealand (0.0%)
Spark New Zealand Ltd.	437,237	1,125
* a2 Milk Co. Ltd.	186,628	1,073
Air New Zealand Ltd.	109,734	248
* Tegel Group Holdings Ltd.	42,114	35
PGG Wrightson Ltd.	38,951	16
		2,497
Norway (0.3%)
Schibsted ASA Class B	339,094	9,014
Schibsted ASA Class A	293,152	8,390
Statoil ASA	49,128	1,052
DNB ASA	37,812	700
SpareBank 1 Nord Norge	15,981	121
Aker ASA	2,298	113
Atea ASA	6,653	93
		19,483
Other (0.4%)
4 Vanguard FTSE Emerging Markets ETF	496,014	22,772

Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	72,277	1,018

Philippines (0.0%)
Lopez Holdings Corp.	2,737,749	307
San Miguel Corp.	104,640	234
Petron Corp.	706,200	130
Energy Development Corp.	950,579	109
* SFA Semicon Philippines Corp.	536,000	21
		801
Poland (0.1%)
^ Grupa Lotos SA	219,952	3,639
Polski Koncern Naftowy ORLEN SA	73,601	2,237
LPP SA	50	128
* Tauron Polska Energia SA	130,978	115
* Impexmetal SA	51,625	64
		6,183

Portugal (0.0%)
Mota-Engil SGPS SA	18,138	80

Qatar (0.0%)
Ooredoo QPSC	27,036	676
Qatar National Bank QPSC	9,750	340
		1,016
Russia (0.8%)
Sberbank of Russia PJSC ADR	1,281,529	21,601
* Yandex NV Class A	493,340	16,157
* Global Ports Investments plc GDR	395,377	1,507
PhosAgro PJSC GDR	92,273	1,411
Lukoil PJSC ADR	19,751	1,125
Globaltrans Investment plc GDR	118,651	1,114
O'Key Group SA GDR	162,694	415
		43,330
Singapore (0.5%)
DBS Group Holdings Ltd.	799,200	14,782
United Overseas Bank Ltd.	142,900	2,817
Venture Corp. Ltd.	149,100	2,276
Great Eastern Holdings Ltd.	107,200	2,218
Oversea-Chinese Banking Corp. Ltd.	209,600	1,936
Haw Par Corp. Ltd.	78,941	669
GL Ltd.	684,100	430
United Industrial Corp. Ltd.	81,100	201
* Heeton Holdings Ltd.	326,200	139
Silverlake Axis Ltd.	236,700	103
Yanlord Land Group Ltd.	47,000	57
		25,628
South Africa (2.1%)
Naspers Ltd.	311,854	86,400
Sappi Ltd.	1,251,784	9,049
Exxaro Resources Ltd.	521,872	6,843
MTN Group Ltd.	559,381	6,176
Standard Bank Group Ltd.	179,299	2,823
Telkom SA SOC Ltd.	571,668	2,228
Barloworld Ltd.	94,005	1,208
* Anglo American Platinum Ltd.	38,969	1,115
Old Mutual plc	341,075	1,045
Tsogo Sun Holdings Ltd.	347,106	683
JSE Ltd.	47,028	586
Investec Ltd.	64,602	469
Wilson Bayly Holmes-Ovcon Ltd.	37,095	466
* Grindrod Ltd.	385,062	425
Reunert Ltd.	63,131	369
MMI Holdings Ltd.	212,996	360
* Super Group Ltd.	86,136	287
Merafe Resources Ltd.	1,538,151	185
Astral Foods Ltd.	3,412	74
Absa Bank Ltd. Preference Shares	967	54
AECI Ltd.	3,722	30
		120,875
South Korea (3.5%)
Samsung Electronics Co. Ltd.	28,989	68,875
Samsung Electronics Co. Ltd. GDR	31,573	37,389
SK Hynix Inc.	439,095	31,187

	LG Electronics Inc.	200,932	19,867
	LG Display Co. Ltd.	455,817	12,687
	Shinhan Financial Group Co. Ltd.	119,660	5,523
	KT Corp.	98,618	2,786
	Samsung Fire & Marine Insurance Co. Ltd.	10,354	2,582
	Hyundai Motor Co.	15,170	2,208
	Hana Financial Group Inc.	44,570	2,072
	LG Corp.	22,036	1,873
	SK Innovation Co. Ltd.	7,241	1,381
	Hanwha Chemical Corp.	46,306	1,366
	S-1 Corp.	13,329	1,333
	POSCO	4,021	1,251
	Lotte Shopping Co. Ltd.	6,075	1,128
	Hyundai Elevator Co. Ltd.	18,931	962
	Hite Jinro Co. Ltd.	41,777	940
	CJ O Shopping Co. Ltd.	4,057	875
	GS Home Shopping Inc.	4,304	873
	Poongsan Corp.	12,087	536
	Lotte Corp.	7,785	475
	LG Uplus Corp.	27,790	363
	Asia Cement Co. Ltd.	2,989	307
	Visang Education Inc.	18,447	205
	Dongkuk Steel Mill Co. Ltd.	19,523	201
	KISCO Corp.	5,566	196
	Silicon Works Co. Ltd.	3,199	157
	Unid Co. Ltd.	2,961	129
*	YeaRimDang Publishing Co. Ltd.	10,877	94
	Seohan Co. Ltd.	34,322	73
	LF Corp.	2,318	68
	ESTec Corp.	4,601	49
	Interpark Holdings Corp.	11,428	42
	Posco M-Tech Co. Ltd.	19,615	42
	POSCO Coated & Color Steel Co. Ltd.	1,349	36
*	Asia Cement Co. Ltd. Rights Exp. 02/06/18	435	3
			200,134
Spain (0.5%)
*	ACS Actividades de Construccion y Servicios SA	462,936	18,084
	Distribuidora Internacional de Alimentacion SA	1,414,167	7,294
	Viscofan SA	19,736	1,301
*	Bankia SA	217,502	1,038
	Acerinox SA	68,716	981
	Mediaset Espana Comunicacion SA	52,860	593
	Banco Santander SA	25,383	167
*,3 Gestamp Automocion SA		22,595	161
	Cia de Distribucion Integral Logista Holdings SA	6,458	149
	Fluidra SA	4,125	58
			29,826
Sweden (1.1%)
	Atlas Copco AB Class B	608,315	23,315
	Svenska Handelsbanken AB Class A	1,606,194	21,950
	Volvo AB Class B	245,395	4,570
	Assa Abloy AB Class B	158,292	3,282
	Sandvik AB	103,304	1,808
	Millicom International Cellular SA	15,040	1,015
	Modern Times Group MTG AB Class B	17,869	751
	Nordea Bank AB	60,952	738

Swedish Match AB	13,577	535
Kindred Group plc	36,965	528
Telefonaktiebolaget LM Ericsson Class B	75,314	497
Electrolux AB Class B	8,268	266
Oriflame Holding AG	5,847	241
Clas Ohlson AB	11,081	152
Nolato AB Class B	1,805	119
Hemfosa Fastigheter AB	7,869	105
* Momentum Group AB Class B	5,028	71
* Paradox Interactive AB	4,461	51
* MQ Holding AB	9,565	31
		60,025
Switzerland (2.3%)
Nestle SA	319,430	27,463
Cie Financiere Richemont SA	295,179	26,734
Schindler Holding AG	103,396	23,780
Novartis AG	148,084	12,462
Roche Holding AG	42,475	10,740
OC Oerlikon Corp. AG	605,523	10,221
Geberit AG	15,239	6,708
Adecco Group AG	33,728	2,578
UBS Group AG	97,293	1,788
Logitech International SA	45,815	1,543
Cie Financiere Richemont SA	123,180	1,113
Georg Fischer AG	781	1,031
DKSH Holding AG	11,021	964
Sonova Holding AG	5,998	936
Vontobel Holding AG	6,876	433
Valora Holding AG	1,010	337
Bucher Industries AG	787	319
Helvetia Holding AG	422	237
Bobst Group SA	709	94
* Liechtensteinische Landesbank AG	1,253	64
Siegfried Holding AG	95	32
* Jungfraubahn Holding AG	236	31
		129,608
Taiwan (2.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,356,486	53,785
Hon Hai Precision Industry Co. Ltd.	8,643,717	27,483
United Microelectronics Corp.	18,021,000	8,557
Taiwan Semiconductor Manufacturing Co. Ltd.	1,034,577	7,922
* HTC Corp.	2,415,000	5,922
Chroma ATE Inc.	509,000	2,761
Tripod Technology Corp.	796,000	2,481
Yungtay Engineering Co. Ltd.	1,453,000	2,344
Teco Electric and Machinery Co. Ltd.	2,160,190	2,063
HannStar Display Corp.	5,798,000	1,935
Compeq Manufacturing Co. Ltd.	1,474,000	1,889
Wistron Corp.	2,207,338	1,769
Asia Optical Co. Inc.	525,000	1,682
Delta Electronics Inc.	306,488	1,472
Primax Electronics Ltd.	475,000	1,255
PChome Online Inc.	256,510	1,178
Holtek Semiconductor Inc.	509,000	1,174
Ruentex Industries Ltd.	634,164	1,076
Cheng Uei Precision Industry Co. Ltd.	600,000	1,005

* TPK Holding Co. Ltd.	340,000	948
Formosa Petrochemical Corp.	183,000	708
Simplo Technology Co. Ltd.	119,000	664
Gigabyte Technology Co. Ltd.	348,000	630
Global Brands Manufacture Ltd.	1,357,000	615
Acter Co. Ltd.	76,000	526
TOPBI International Holdings Ltd.	130,000	473
Taiwan Surface Mounting Technology Corp.	392,000	462
Greatek Electronics Inc.	259,000	452
Taiflex Scientific Co. Ltd.	203,000	406
* Edom Technology Co. Ltd.	576,000	366
China General Plastics Corp.	292,780	318
Taiwan Business Bank	1,127,000	317
Holy Stone Enterprise Co. Ltd.	83,000	312
Huaku Development Co. Ltd.	133,000	310
* Mercuries Life Insurance Co. Ltd.	483,000	263
Feedback Technology Corp.	65,100	254
Syncmold Enterprise Corp.	111,000	237
Youngtek Electronics Corp.	116,000	224
Topoint Technology Co. Ltd.	308,000	222
* YFY Inc.	467,000	219
Hannstar Board Corp.	267,000	194
Sirtec International Co. Ltd.	134,000	182
Lite-On Semiconductor Corp.	117,000	169
Ardentec Corp.	133,000	167
Globe Union Industrial Corp.	224,000	166
Sinon Corp.	288,000	163
Farglory Land Development Co. Ltd.	148,000	160
Compal Electronics Inc.	221,000	158
Shanghai Commercial & Savings Bank Ltd.	114,814	130
* Nichidenbo Corp.	101,000	120
* LCY Technology Corp.	106,000	119
Coretronic Corp.	100,000	114
Asia Vital Components Co. Ltd.	86,000	93
Central Reinsurance Co. Ltd.	150,000	88
* Winstek Semiconductor Co. Ltd.	82,000	81
Unizyx Holding Corp.	158,000	81
* Creative Sensor Inc.	87,000	76
Yungshin Construction & Development Co. Ltd.	71,000	75
Ability Enterprise Co. Ltd.	109,000	73
Sanyang Motor Co. Ltd.	95,000	68
* Mildef Crete Inc.	35,000	66
Stark Technology Inc.	44,800	54
Hotung Investment Holdings Ltd.	35,800	53
Union Bank Of Taiwan	169,000	52
Raydium Semiconductor Corp.	26,941	52
Pegatron Corp.	21,000	51
Sheng Yu Steel Co. Ltd.	49,000	47
Wah Lee Industrial Corp.	23,000	43
Grand Ocean Retail Group Ltd.	51,000	39
Advancetek Enterprise Co. Ltd.	61,564	39
Nien Hsing Textile Co. Ltd.	37,000	34
Audix Corp.	23,000	33
Airmate Cayman International Co. Ltd.	29,000	23
* Group Up Industrial Co. Ltd.	7,000	15
		139,757

Thailand (0.2%)
Bangkok Bank PCL (Foreign)	435,400	2,923
Star Petroleum Refining PCL	4,223,100	2,212
Thai Oil PCL	544,100	1,727
Banpu PCL	2,226,900	1,331
Kasikornbank PCL (Foreign)	136,600	999
IRPC PCL	3,127,600	675
BEC World PCL (Foreign)	1,393,800	560
Sansiri PCL	5,822,000	389
* Thai Oil PCL	122,100	387
* Lanna Resources PCL	554,100	306
Polyplex Thailand PCL	680,100	273
* Bangchak Corp. PCL	214,100	267
Susco PCL	2,240,100	256
Siamgas & Petrochemicals PCL	329,100	245
Kiatnakin Bank PCL	94,800	230
* Esso Thailand PCL	388,500	210
Padaeng Industry PCL	262,200	181
KGI Securities Thailand PCL	680,200	93
* TICON Freehold & Leasehold REIT	186,717	60
Sena Development PCL	420,300	51
* Lanna Resources PCL	69,700	38
* Sappe PCL	40,800	34
* Tata Steel Thailand PCL	560,300	17
		13,464
Turkey (0.3%)
* Turk Hava Yollari AO	1,045,544	4,328
Tupras Turkiye Petrol Rafinerileri AS	132,678	4,252
Turkiye Garanti Bankasi AS	1,009,881	2,854
Tekfen Holding AS	556,564	2,492
Ulker Biskuvi Sanayi AS	156,697	813
Trakya Cam Sanayii AS	395,654	482
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	111,175	337
* Yapi ve Kredi Bankasi AS	267,022	305
Anadolu Cam Sanayii AS	390,128	271
		16,134
United Arab Emirates (0.0%)
Aldar Properties PJSC	707,965	424
* Emirates NBD PJSC	80,703	180
Air Arabia PJSC	513,843	173
		777
United Kingdom (3.8%)
Prudential plc	2,536,608	64,964
Reckitt Benckiser Group plc	191,086	17,827
Hays plc	4,686,548	11,543
Spectris plc	269,269	9,014
WPP plc	353,311	6,383
Intertek Group plc	68,657	4,801
GlaxoSmithKline plc	260,911	4,621
SSP Group plc	434,631	3,992
* Compass Group plc	170,087	3,667
Rightmove plc	56,930	3,455
BP plc	476,501	3,343
Unilever plc	56,946	3,159
Diageo plc	75,185	2,756
Ferrexpo plc	681,349	2,690

Bunzl plc	95,927	2,680
RELX NV	111,651	2,618
TUI AG	125,946	2,609
* Standard Chartered plc	232,126	2,438
3 Auto Trader Group plc	480,203	2,282
3 Merlin Entertainments plc	458,563	2,247
3i Group plc	179,276	2,207
HomeServe plc	187,943	2,053
Glencore plc	370,798	1,941
Experian plc	81,893	1,805
Anglo American plc Ordinary Shares	87,172	1,796
G4S plc	478,023	1,720
Barclays plc	619,326	1,695
WH Smith plc	53,386	1,691
Lloyds Banking Group plc	1,823,157	1,672
DCC plc	16,521	1,663
Antofagasta plc	122,378	1,652
BAE Systems plc	212,134	1,639
ITV plc	708,547	1,581
Royal Dutch Shell plc Class A	47,068	1,569
Thomas Cook Group plc	941,693	1,559
3 ConvaTec Group plc	553,790	1,527
Rolls-Royce Holdings plc	133,414	1,523
Carnival plc	23,077	1,518
Admiral Group plc	50,478	1,361
Royal Dutch Shell plc Class B	40,130	1,351
Rio Tinto plc	25,671	1,347
NEX Group plc	159,032	1,300
Pagegroup plc	170,090	1,072
BHP Billiton plc	51,933	1,050
IG Group Holdings plc	105,777	1,024
Informa plc	99,501	968
BGEO Group plc	19,561	936
* Just Eat plc	86,767	913
St. James's Place plc	54,889	907
* Serco Group plc	677,656	902
GVC Holdings plc	71,463	892
Capita plc	160,704	868
easyJet plc	40,218	793
Jupiter Fund Management plc	86,351	731
Tate & Lyle plc	76,933	729
Tesco plc	248,386	703
Hansteen Holdings plc	362,773	700
Vodafone Group plc	220,228	696
International Personal Finance plc	251,684	671
3 Worldpay Group plc	116,413	668
Dart Group plc	70,839	650
Redrow plc	71,680	633
^ Provident Financial plc	50,825	615
Moneysupermarket.com Group plc	124,462	598
Daily Mail & General Trust plc	68,109	547
JD Sports Fashion plc	120,475	546
National Grid plc	43,450	512
* Sky plc	37,086	506
Devro plc	158,285	491
Stagecoach Group plc	201,064	446
Playtech plc	36,171	420

	Pets at Home Group plc	158,850	378
	John Wood Group plc	40,824	357
	Barratt Developments plc	36,737	320
3	Non-Standard Finance plc	323,829	313
	Inchcape plc	28,346	299
	Smith & Nephew plc	16,695	289
	Close Brothers Group plc	12,227	239
	Games Workshop Group plc	6,244	222
	National Express Group plc	41,487	214
	Advanced Medical Solutions Group plc	46,261	199
	Rotork plc	54,140	194
	British American Tobacco plc	2,861	193
	Softcat plc	26,523	186
	Vertu Motors plc	251,900	171
3	McCarthy & Stone plc	78,911	168
	IMI plc	9,320	167
	Computacenter plc	8,310	130
	SThree plc	26,014	129
	Stock Spirits Group plc	35,491	129
	RPS Group plc	29,023	107
*	Frontier Developments plc	5,592	99
	EMIS Group plc	7,037	96
	Morgan Sindall Group plc	4,856	94
	Millennium & Copthorne Hotels plc	11,598	92
	Petrofac Ltd.	12,296	84
	J D Wetherspoon plc	4,489	76
	Johnson Service Group plc	38,981	76
	Gocompare.Com Group plc	47,701	69
	dotdigital group plc	46,541	66
	Taptica international Ltd.	10,144	64
	Centrica plc	33,239	62
	FDM Group Holdings plc	4,314	54
	Watkin Jones plc	12,711	38
	Tristel plc	9,975	34
	Helical plc	6,190	28
	U & I Group plc	9,834	26
			219,908

United States (47.0%)
Consumer Discretionary (7.2%)
*	Amazon.com Inc.	72,733	85,059
	Royal Caribbean Cruises Ltd.	417,575	49,808
	Comcast Corp. Class A	786,506	31,500
	Walt Disney Co.	290,263	31,206
	Home Depot Inc.	121,569	23,041
	McDonald's Corp.	102,672	17,672
*	Priceline Group Inc.	9,459	16,437
*,^ Tesla Inc.		49,965	15,557
*	NVR Inc.	4,054	14,222
	Omnicom Group Inc.	168,975	12,306
*	CarMax Inc.	189,305	12,140
	Nutrisystem Inc.	174,073	9,156
^	Harley-Davidson Inc.	168,270	8,562
	Aaron's Inc.	190,601	7,595
	Children's Place Inc.	49,289	7,164
	New York Times Co. Class A	330,874	6,121
	Time Warner Inc.	66,564	6,089

	Thor Industries Inc.	39,893	6,013
	TJX Cos. Inc.	77,663	5,938
^	Big Lots Inc.	89,142	5,005
	PetMed Express Inc.	88,853	4,043
*	Sleep Number Corp.	107,124	4,027
	Wolverine World Wide Inc.	125,347	3,996
*	AutoZone Inc.	4,361	3,102
	KB Home	96,838	3,094
*	Michael Kors Holdings Ltd.	47,793	3,009
^	Williams-Sonoma Inc.	55,905	2,890
*	Penn National Gaming Inc.	76,634	2,401
	PulteGroup Inc.	58,923	1,959
*	TripAdvisor Inc.	54,835	1,890
	MDC Holdings Inc.	55,400	1,766
	John Wiley & Sons Inc. Class A	19,297	1,269
	New Media Investment Group Inc.	62,449	1,048
*	K12 Inc.	42,048	669
	Gannett Co. Inc.	46,513	539
*	tronc Inc.	26,308	463
	Movado Group Inc.	12,249	394
	Shoe Carnival Inc.	13,855	371
*	American Public Education Inc.	14,605	366
	Oxford Industries Inc.	4,346	327
*	Beazer Homes USA Inc.	16,647	320
*	MSG Networks Inc.	14,195	287
	Rocky Brands Inc.	14,203	268
*	Stoneridge Inc.	10,152	232
	Citi Trends Inc.	8,722	231
	Tilly's Inc. Class A	12,621	186
*,^ Lee Enterprises Inc.		74,783	176
*	Tropicana Entertainment Inc.	3,075	174
*	ZAGG Inc.	8,058	149
	Hamilton Beach Brands Holding Co. Class A	2,766	71
	Johnson Outdoors Inc. Class A	893	55
			410,363
Consumer Staples (4.9%)
	Procter & Gamble Co.	632,737	58,136
	Coca-Cola Co.	1,227,253	56,306
	PepsiCo Inc.	345,110	41,386
	Hershey Co.	269,044	30,539
	Colgate-Palmolive Co.	239,984	18,107
	Archer-Daniels-Midland Co.	414,150	16,599
	Estee Lauder Cos. Inc. Class A	119,822	15,246
	Bunge Ltd.	174,838	11,728
	Costco Wholesale Corp.	40,895	7,611
	Sanderson Farms Inc.	45,298	6,287
	Kimberly-Clark Corp.	44,425	5,360
	Wal-Mart Stores Inc.	54,218	5,354
*	Blue Buffalo Pet Products Inc.	111,602	3,659
	National Beverage Corp.	26,844	2,616
*	Central Garden & Pet Co. Class A	2,541	96
			279,030
Energy (1.3%)
	EOG Resources Inc.	221,954	23,951
	Apache Corp.	509,162	21,497
	HollyFrontier Corp.	180,748	9,258

National Oilwell Varco Inc.	225,513	8,123
PBF Energy Inc. Class A	195,293	6,923
Andeavor	17,754	2,030
Exxon Mobil Corp.	21,794	1,823
World Fuel Services Corp.	34,348	967
* Par Pacific Holdings Inc.	23,692	457
TechnipFMC plc	7,146	222
* Overseas Shipholding Group Inc. Class A	48,597	133
Hallador Energy Co.	20,104	122
CVR Energy Inc.	2,879	107
* International Seaways Inc.	4,254	78
NACCO Industries Inc. Class A	1,383	52
		75,743
Financials (8.2%)
* Berkshire Hathaway Inc. Class B	303,888	60,237
JPMorgan Chase & Co.	413,443	44,214
Moody's Corp.	279,879	41,313
* Markel Corp.	25,754	29,337
Travelers Cos. Inc.	201,333	27,309
US Bancorp	428,591	22,964
First Republic Bank	237,144	20,546
Wells Fargo & Co.	317,937	19,289
Arthur J Gallagher & Co.	297,286	18,812
Loews Corp.	329,593	16,490
Leucadia National Corp.	590,604	15,645
TD Ameritrade Holding Corp.	305,894	15,640
Aflac Inc.	175,621	15,416
Voya Financial Inc.	300,910	14,886
American Express Co.	148,891	14,786
MarketAxess Holdings Inc.	70,940	14,312
Chubb Ltd.	81,318	11,883
Interactive Brokers Group Inc.	184,605	10,930
Hartford Financial Services Group Inc.	153,667	8,648
* Alleghany Corp.	11,094	6,613
Financial Engines Inc.	190,870	5,783
Validus Holdings Ltd.	119,430	5,604
* LendingTree Inc.	14,110	4,804
T. Rowe Price Group Inc.	43,141	4,527
SEI Investments Co.	47,302	3,399
CNA Financial Corp.	63,480	3,368
Willis Towers Watson plc	22,010	3,317
RenaissanceRe Holdings Ltd.	22,048	2,769
M&T Bank Corp.	15,714	2,687
Federated Investors Inc. Class B	35,456	1,279
First Citizens BancShares Inc. Class A	3,082	1,242
Reinsurance Group of America Inc. Class A	7,277	1,135
American Financial Group Inc.	9,715	1,055
* Athene Holding Ltd. Class A	6,525	337
Houlihan Lokey Inc. Class A	7,118	323
Meridian Bancorp Inc.	8,913	184
National Western Life Group Inc. Class A	497	165
Solar Capital Ltd.	7,638	154
Timberland Bancorp Inc.	5,105	136
TCF Financial Corp.	6,447	132
First Bancorp/Southern Pines NC	3,548	125
BankFinancial Corp.	7,384	113
Northeast Bancorp	4,046	94

Solar Senior Capital Ltd.	4,570	81
WTB Financial Corp. Class B	139	49
Two River Bancorp	2,084	38
Oaktree Strategic Income Corp.	4,076	34
FS Bancorp Inc.	567	31
		472,235
Health Care (8.5%)
Anthem Inc.	212,186	47,744
Johnson & Johnson	307,372	42,946
* Waters Corp.	196,625	37,986
* WellCare Health Plans Inc.	155,332	31,239
* Mettler-Toledo International Inc.	44,133	27,341
Bruker Corp.	742,549	25,484
* Myriad Genetics Inc.	677,968	23,285
* Charles River Laboratories International Inc.	197,111	21,574
* PRA Health Sciences Inc.	236,144	21,506
Merck & Co. Inc.	375,470	21,128
Thermo Fisher Scientific Inc.	102,014	19,370
* United Therapeutics Corp.	129,432	19,149
ResMed Inc.	201,776	17,088
* Seattle Genetics Inc.	279,918	14,976
* Centene Corp.	147,765	14,907
* Emergent BioSolutions Inc.	284,433	13,218
* Alnylam Pharmaceuticals Inc.	85,961	10,921
Humana Inc.	40,471	10,040
* ABIOMED Inc.	52,385	9,817
* Bioverativ Inc.	133,604	7,204
Baxter International Inc.	87,699	5,669
* Masimo Corp.	61,512	5,216
* Bio-Rad Laboratories Inc. Class A	21,416	5,111
* Globus Medical Inc.	123,078	5,059
Cigna Corp.	24,791	5,035
* Supernus Pharmaceuticals Inc.	118,125	4,707
* Corcept Therapeutics Inc.	245,604	4,436
* PDL BioPharma Inc.	1,114,788	3,055
* Lantheus Holdings Inc.	113,144	2,314
* Haemonetics Corp.	24,395	1,417
* Medpace Holdings Inc.	33,573	1,217
* Akebia Therapeutics Inc.	79,622	1,184
* Cutera Inc.	26,075	1,182
Luminex Corp.	55,078	1,085
* AMAG Pharmaceuticals Inc.	74,989	994
* Orthofix International NV	16,499	902
* Triple-S Management Corp. Class B	28,538	709
* OraSure Technologies Inc.	22,688	428
* Concert Pharmaceuticals Inc.	11,644	301
* MEI Pharma Inc.	60,309	127
* Conatus Pharmaceuticals Inc.	22,376	103
* ChemoCentryx Inc.	15,774	94
* Applied Genetic Technologies Corp.	15,032	54
* Five Star Senior Living Inc.	26,481	40
		487,362
Industrials (3.6%)
ManpowerGroup Inc.	211,737	26,702
CH Robinson Worldwide Inc.	268,774	23,945
* Verisk Analytics Inc. Class A	177,108	17,002

^	Wabtec Corp.	164,859	13,424
*	SiteOne Landscape Supply Inc.	167,075	12,815
	3M Co.	53,099	12,498
	Lincoln Electric Holdings Inc.	127,456	11,672
	Union Pacific Corp.	73,662	9,878
	United Technologies Corp.	74,190	9,464
*	Kirby Corp.	133,748	8,934
*	Stericycle Inc.	109,290	7,431
	Waste Management Inc.	71,985	6,212
	Fastenal Co.	113,375	6,200
*	NOW Inc.	536,100	5,913
*	Clean Harbors Inc.	93,323	5,058
	United Parcel Service Inc. Class B	37,234	4,436
	Expeditors International of Washington Inc.	67,110	4,341
	PACCAR Inc.	56,790	4,037
	Cintas Corp.	21,688	3,380
*	TriNet Group Inc.	70,267	3,116
*	Vectrus Inc.	52,706	1,626
	Kelly Services Inc. Class A	50,691	1,382
	RPX Corp.	95,381	1,282
	Korn/Ferry International	29,955	1,240
	Robert Half International Inc.	21,549	1,197
	Kimball International Inc. Class B	48,647	908
*	Beacon Roofing Supply Inc.	12,273	783
	Illinois Tool Works Inc.	3,994	666
	Alamo Group Inc.	5,608	633
	Werner Enterprises Inc.	14,356	555
*	SP Plus Corp.	11,826	439
	Insperity Inc.	4,618	265
	Kforce Inc.	8,776	222
*	On Assignment Inc.	2,980	192
	Ennis Inc.	8,799	183
	ArcBest Corp.	4,216	151
	BG Staffing Inc.	3,574	57
*,2 Sun-Times Media Group Inc. Class A		130,959	—
			208,239
Information Technology (10.8%)
*	Alphabet Inc. Class C	67,805	70,951
*	Alphabet Inc. Class A	57,167	60,220
	Microsoft Corp.	631,059	53,981
	Apple Inc.	232,129	39,283
*	Facebook Inc. Class A	206,102	36,369
	Oracle Corp.	713,247	33,722
	Mastercard Inc. Class A	199,029	30,125
	Visa Inc. Class A	259,466	29,584
	Lam Research Corp.	115,282	21,220
	NVIDIA Corp.	108,252	20,947
	Intel Corp.	434,812	20,071
*	GrubHub Inc.	275,626	19,790
	Texas Instruments Inc.	187,996	19,634
	Teradyne Inc.	318,046	13,317
*	Electronic Arts Inc.	114,683	12,049
*	Cadence Design Systems Inc.	268,780	11,240
	Xilinx Inc.	156,611	10,559
	Accenture plc Class A	68,641	10,508
	Analog Devices Inc.	116,866	10,405
*	eBay Inc.	262,007	9,888

	Maxim Integrated Products Inc.	164,171	8,583
*	Tech Data Corp.	79,249	7,764
*	IPG Photonics Corp.	35,462	7,593
	FLIR Systems Inc.	140,580	6,554
	Paychex Inc.	93,805	6,386
*	PayPal Holdings Inc.	86,470	6,366
*,^ Advanced Micro Devices Inc.		617,416	6,347
	Dolby Laboratories Inc. Class A	90,069	5,584
*,^ Zillow Group Inc.		135,812	5,557
*	Benchmark Electronics Inc.	106,348	3,095
*	Zillow Group Inc. Class A	67,906	2,767
*	Arista Networks Inc.	11,185	2,635
*	Synopsys Inc.	26,185	2,232
*	Red Hat Inc.	16,639	1,998
*	Teradata Corp.	50,310	1,935
*	CACI International Inc. Class A	13,044	1,726
	NetApp Inc.	28,244	1,562
*	IAC/InterActiveCorp	11,814	1,445
	Genpact Ltd.	37,418	1,188
	Intuit Inc.	5,955	940
*	Sykes Enterprises Inc.	20,734	652
*	Novanta Inc.	12,896	645
*	Alpha & Omega Semiconductor Ltd.	34,937	572
*	CommerceHub Inc.	26,835	553
*	Care.com Inc.	26,963	486
*	Rosetta Stone Inc.	36,525	455
	Vishay Intertechnology Inc.	19,763	410
	YuMe Inc.	69,499	332
	Progress Software Corp.	7,199	306
*	Varonis Systems Inc.	6,164	299
*	Appfolio Inc.	2,701	112
*	Vishay Precision Group Inc.	3,363	85
	Systemax Inc.	2,487	83
*	CommerceHub Inc. Class A	3,302	73
	TransAct Technologies Inc.	3,048	40
			621,223
Materials (1.5%)
	Praxair Inc.	176,513	27,303
	Martin Marietta Materials Inc.	88,119	19,478
	PPG Industries Inc.	93,715	10,948
*	Axalta Coating Systems Ltd.	200,806	6,498
	Warrior Met Coal Inc.	229,089	5,762
*	Louisiana-Pacific Corp.	200,355	5,261
	Domtar Corp.	78,228	3,874
	Kronos Worldwide Inc.	50,668	1,306
	Mercer International Inc.	54,928	785
	Schnitzer Steel Industries Inc.	19,211	644
	Boise Cascade Co.	16,050	640
	Chase Corp.	1,955	236
	Core Molding Technologies Inc.	4,861	105
*	Kraton Corp.	2,077	100
	Mesabi Trust	2,790	70
			83,010

Other (0.0%)
*,2 Washington Mutual Inc. Escrow				166,300	—

Real Estate (0.6%)
	Rayonier Inc.			312,578	9,887
*	Howard Hughes Corp.			71,184	9,344
*	Quality Care Properties Inc.			500,579	6,913
	Weyerhaeuser Co.			137,095	4,834
	Xenia Hotels & Resorts Inc.			83,952	1,812
	RMR Group Inc. Class A			13,336	791
*	Maui Land & Pineapple Co. Inc.			5,013	87
					33,668
Telecommunication Services (0.3%)
	AT&T Inc.			440,696	17,134
*	United States Cellular Corp.			6,708	253
*	Alaska Communications Systems Group Inc.			16,518	44
					17,431
Utilities (0.1%)
*	Vistra Energy Corp.			212,522	3,894
Total United States					2,692,198
Total Common Stocks (Cost $4,100,513)					5,506,584
		Coupon		Shares
Temporary Cash Investments (4.5%)1
Money Market Fund (4.3%)
5,6 Vanguard Market Liquidity Fund		1.458%		2,485,077	248,532

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
	United States Cash Management Bill	1.029%-1.048%	1/2/18	3,000	3,000
7	United States Treasury Bill	1.083%	2/1/18	1,000	999
7	United States Treasury Bill	1.116%	2/22/18	1,000	998
7	United States Treasury Bill	1.169%	3/22/18	600	598
7	United States Treasury Bill	1.446%	5/31/18	3,790	3,768
					9,363
Total Temporary Cash Investments (Cost $257,914)					257,895
Total Investments (100.6%) (Cost $4,358,427)					5,764,479
Other Assets and Liabilities-Net (-0.6%)6,7					(33,309)
Net Assets (100%)					5,731,170

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,258,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 2.0%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate value of these securities was $17,171,000, representing 0.3% of net assets.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $35,535,000 of collateral received for securities on loan.

7 Securities with a value of $5,626,000 and cash of $634,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	527,841	2,286,545	—
Common Stocks—United States	2,691,976	222	—
Temporary Cash Investments	248,532	9,363	—
Futures Contracts—Assets[1]	132	—	—
Futures Contracts—Liabilities[1]	(468)	—	—
Forward Currency Contracts—Assets	—	584	—
Forward Currency Contracts—Liabilities	—	(91)	—
Total	3,468,013	2,296,623	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At December 31, 2017, the cost of investment securities for tax purposes was $4,367,695,000. Net unrealized appreciation of investment securities for tax purposes was $1,396,784,000, consisting of unrealized gains of $1,521,490,000 on securities that had risen in value since their purchase and $124,706,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments (unaudited)
As of December 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (13.0%)
*	Visteon Corp.	85,609	10,713
*	Scientific Games Corp.	206,427	10,590
	KB Home	330,389	10,556
	Tailored Brands Inc.	478,053	10,436
	New York Times Co. Class A	542,179	10,030
	Children's Place Inc.	68,500	9,956
	PetMed Express Inc.	217,447	9,894
	MDC Holdings Inc.	293,296	9,350
	Bloomin' Brands Inc.	433,199	9,244
	Nutrisystem Inc.	172,368	9,067
*	RH	102,182	8,809
	Ruth's Hospitality Group Inc.	384,937	8,334
*	MSG Networks Inc.	409,092	8,284
*	Cooper-Standard Holdings Inc.	63,686	7,802
*	Penn National Gaming Inc.	229,895	7,203
*,^ iRobot Corp.		92,196	7,071
*	Dave & Buster's Entertainment Inc.	127,980	7,061
*	Weight Watchers International Inc.	156,413	6,926
*	Taylor Morrison Home Corp. Class A	279,913	6,849
*	Burlington Stores Inc.	52,852	6,502
*	Gray Television Inc.	328,142	5,496
*	Grand Canyon Education Inc.	53,557	4,795
*	Deckers Outdoor Corp.	58,272	4,676
*,^ Conn's Inc.		131,383	4,671
*	Fox Factory Holding Corp.	106,258	4,128
*	Chegg Inc.	222,183	3,626
	World Wrestling Entertainment Inc. Class A	106,703	3,263
	Sinclair Broadcast Group Inc. Class A	86,154	3,261
	Thor Industries Inc.	18,694	2,818
*	Sotheby's	46,069	2,377
	Meredith Corp.	25,799	1,704
*	Caesars Entertainment Corp.	117,457	1,486
	Movado Group Inc.	30,974	997
*	Sleep Number Corp.	26,514	997
	Gannett Co. Inc.	75,466	875
	John Wiley & Sons Inc. Class A	13,148	865
*	Iconix Brand Group Inc.	445,514	575
			221,287
Consumer Staples (3.0%)
	Sanderson Farms Inc.	70,653	9,805
	National Beverage Corp.	91,267	8,893
*	HRG Group Inc.	329,247	5,581
*	Sprouts Farmers Market Inc.	207,484	5,052
*	Central Garden & Pet Co.	107,999	4,203
	John B Sanfilippo & Son Inc.	61,464	3,888
*	Boston Beer Co. Inc. Class A	18,486	3,533
	SUPERVALU Inc.	157,089	3,393
*	United Natural Foods Inc.	54,851	2,702

	Ingles Markets Inc. Class A	71,868	2,487
	MGP Ingredients Inc.	11,288	868
			50,405
Energy (4.5%)
	PBF Energy Inc. Class A	310,133	10,994
^	RPC Inc.	396,373	10,119
	Delek US Holdings Inc.	283,732	9,914
*	McDermott International Inc.	1,260,489	8,294
*	ProPetro Holding Corp.	365,365	7,366
*	Unit Corp.	204,233	4,493
*	Exterran Corp.	124,506	3,914
*,^ Resolute Energy Corp.		123,462	3,885
	CVR Energy Inc.	104,295	3,884
	Archrock Inc.	361,456	3,795
*	Denbury Resources Inc.	1,339,821	2,961
*	Laredo Petroleum Inc.	240,858	2,556
*	REX American Resources Corp.	30,739	2,545
*	Par Pacific Holdings Inc.	88,783	1,712
			76,432
Financials (17.1%)
	Synovus Financial Corp.	265,004	12,704
	LPL Financial Holdings Inc.	208,900	11,937
*	MGIC Investment Corp.	832,528	11,747
	TCF Financial Corp.	554,283	11,363
	CNO Financial Group Inc.	455,263	11,240
*	Essent Group Ltd.	252,353	10,957
	Primerica Inc.	107,842	10,951
*	Credit Acceptance Corp.	32,994	10,673
	Washington Federal Inc.	308,931	10,581
*,^ BofI Holding Inc.		351,423	10,508
	Federal Agricultural Mortgage Corp.	125,765	9,840
*	Green Dot Corp. Class A	162,086	9,767
*	Flagstar Bancorp Inc.	254,684	9,530
*	Walker & Dunlop Inc.	198,813	9,444
	Assured Guaranty Ltd.	268,424	9,092
	First Citizens BancShares Inc. Class A	21,214	8,549
	Houlihan Lokey Inc. Class A	187,839	8,534
	American Equity Investment Life Holding Co.	277,232	8,519
*	Western Alliance Bancorp	141,679	8,022
	Nelnet Inc. Class A	145,792	7,987
*	World Acceptance Corp.	97,946	7,906
	Universal Insurance Holdings Inc.	284,282	7,775
	Central Pacific Financial Corp.	245,226	7,315
	Cathay General Bancorp	155,832	6,571
*	Nationstar Mortgage Holdings Inc.	308,725	5,711
	Radian Group Inc.	253,822	5,231
	OFG Bancorp	524,904	4,934
	BGC Partners Inc. Class A	256,963	3,883
	BOK Financial Corp.	42,014	3,879
	International Bancshares Corp.	96,411	3,828
*	NMI Holdings Inc. Class A	223,109	3,793
	Evercore Inc. Class A	41,356	3,722
	Associated Banc-Corp	128,984	3,276
	Moelis & Co. Class A	62,222	3,018
	BancorpSouth Bank	86,614	2,724
*	Encore Capital Group Inc.	62,614	2,636

* Third Point Reinsurance Ltd.	164,735	2,413
First Financial Bancorp	78,303	2,063
First Financial Corp.	34,155	1,549
Heritage Financial Corp.	50,266	1,548
Flushing Financial Corp.	48,450	1,332
HCI Group Inc.	38,617	1,155
Fulton Financial Corp.	45,684	818
Old National Bancorp	45,692	797
		289,822
Health Care (12.5%)
* PRA Health Sciences Inc.	135,982	12,384
* Charles River Laboratories International Inc.	110,515	12,096
Chemed Corp.	47,851	11,629
Bruker Corp.	322,117	11,055
* Myriad Genetics Inc.	293,510	10,081
* Exelixis Inc.	316,800	9,631
* Corcept Therapeutics Inc.	529,942	9,571
* Inogen Inc.	79,857	9,509
* Halyard Health Inc.	202,323	9,343
HealthSouth Corp.	184,279	9,105
* ImmunoGen Inc.	1,420,028	9,102
* WellCare Health Plans Inc.	44,330	8,915
* Array BioPharma Inc.	690,858	8,843
* Emergent BioSolutions Inc.	168,054	7,809
* OraSure Technologies Inc.	407,433	7,684
* Veeva Systems Inc. Class A	134,356	7,427
* Masimo Corp.	84,807	7,192
* Lantheus Holdings Inc.	302,244	6,181
* Catalent Inc.	144,417	5,933
* LHC Group Inc.	95,175	5,829
* Vanda Pharmaceuticals Inc.	376,919	5,729
* Prestige Brands Holdings Inc.	126,688	5,626
* Halozyme Therapeutics Inc.	255,182	5,170
* Sangamo Therapeutics Inc.	251,029	4,117
* Exact Sciences Corp.	60,407	3,174
* Amphastar Pharmaceuticals Inc.	86,384	1,662
* LivaNova plc	19,120	1,528
* FibroGen Inc.	28,427	1,347
* MiMedx Group Inc.	89,345	1,127
* Cardiovascular Systems Inc.	38,432	910
* Nektar Therapeutics Class A	14,832	886
* Omeros Corp.	43,475	845
* BioCryst Pharmaceuticals Inc.	74,467	366
		211,806
Industrials (15.3%)
Oshkosh Corp.	145,118	13,190
Terex Corp.	228,465	11,017
SkyWest Inc.	207,081	10,996
* XPO Logistics Inc.	118,980	10,897
Brink's Co.	134,260	10,566
Greenbrier Cos. Inc.	197,727	10,539
* TriNet Group Inc.	233,115	10,336
* AECOM	273,812	10,172
* Aerojet Rocketdyne Holdings Inc.	319,180	9,958
* Rush Enterprises Inc. Class A	193,222	9,818
* Continental Building Products Inc.	347,461	9,781

*	Meritor Inc.	408,800	9,590
*	SPX Corp.	304,380	9,555
	Graco Inc.	208,449	9,426
	GATX Corp.	151,330	9,407
	Quad/Graphics Inc.	397,374	8,981
	Wabash National Corp.	402,549	8,735
	Global Brass & Copper Holdings Inc.	248,525	8,226
*	Harsco Corp.	416,534	7,768
	Ennis Inc.	266,526	5,530
	Triumph Group Inc.	172,821	4,701
	Hawaiian Holdings Inc.	103,051	4,107
*	TrueBlue Inc.	143,314	3,941
	KBR Inc.	190,387	3,775
*	SP Plus Corp.	98,203	3,643
*	MasTec Inc.	72,067	3,528
	Spirit AeroSystems Holdings Inc. Class A	38,463	3,356
	Primoris Services Corp.	118,671	3,227
	HEICO Corp. Class A	39,248	3,103
	EMCOR Group Inc.	37,809	3,091
	Argan Inc.	60,935	2,742
	Air Lease Corp. Class A	55,062	2,648
	RPX Corp.	191,255	2,570
*	Generac Holdings Inc.	48,012	2,378
*	ACCO Brands Corp.	190,623	2,326
	Triton International Ltd.	57,886	2,168
	HEICO Corp.	20,489	1,933
	Orbital ATK Inc.	14,648	1,926
*	KLX Inc.	25,645	1,750
	LSC Communications Inc.	95,622	1,449
*	Avis Budget Group Inc.	32,842	1,441
	Regal Beloit Corp.	15,278	1,170
*	Mercury Systems Inc.	20,627	1,059
	Forward Air Corp.	14,954	859
*	Atlas Air Worldwide Holdings Inc.	14,495	850
	Kennametal Inc.	17,387	842
	Timken Co.	12,288	604
			259,675
Information Technology (16.2%)
	Booz Allen Hamilton Holding Corp. Class A	328,728	12,534
	SYNNEX Corp.	86,261	11,727
*	Zebra Technologies Corp.	108,820	11,296
*	CACI International Inc. Class A	79,075	10,466
*,^ Match Group Inc.		322,027	10,083
	ManTech International Corp. Class A	197,996	9,937
*	Extreme Networks Inc.	730,129	9,141
*	TTM Technologies Inc.	573,044	8,980
*	Hortonworks Inc.	444,001	8,929
*	ePlus Inc.	113,386	8,527
*	Anixter International Inc.	112,081	8,518
*	Cirrus Logic Inc.	163,962	8,503
	TeleTech Holdings Inc.	206,261	8,302
	CSRA Inc.	270,083	8,081
*	Blucora Inc.	357,431	7,899
*	Square Inc.	223,590	7,752
*	SolarEdge Technologies Inc.	198,025	7,436
*	Amkor Technology Inc.	707,995	7,115
*	Itron Inc.	95,102	6,486

	Travelport Worldwide Ltd.	494,843	6,468
*,^ Advanced Micro Devices Inc.		617,658	6,350
*	Sykes Enterprises Inc.	195,068	6,135
	Brooks Automation Inc.	236,941	5,651
*	Plexus Corp.	91,563	5,560
	Jabil Inc.	207,142	5,437
	MAXIMUS Inc.	73,274	5,245
*	Kulicke & Soffa Industries Inc.	210,248	5,116
*,^ Unisys Corp.		601,815	4,905
*	Five9 Inc.	191,443	4,763
*	Pure Storage Inc. Class A	271,623	4,308
*	Ultra Clean Holdings Inc.	179,228	4,138
*	Appfolio Inc.	86,743	3,600
*	Box Inc.	158,982	3,358
*	Synaptics Inc.	83,260	3,325
*	RingCentral Inc. Class A	63,888	3,092
*	Glu Mobile Inc.	798,985	2,908
*	Avid Technology Inc.	518,993	2,797
*	Etsy Inc.	121,715	2,489
*	Advanced Energy Industries Inc.	33,761	2,278
*	Apptio Inc. Class A	83,738	1,970
*	Alpha & Omega Semiconductor Ltd.	108,542	1,776
*	FormFactor Inc.	106,904	1,673
*	Varonis Systems Inc.	31,948	1,551
*	Alarm.com Holdings Inc.	31,012	1,171
*	Instructure Inc.	34,008	1,126
*	SMART Global Holdings Inc.	28,706	967
*	Ichor Holdings Ltd.	35,910	883
*	Mitel Networks Corp.	106,550	877
*	Cimpress NV	7,068	847
*	Axcelis Technologies Inc.	29,014	833
*	Benchmark Electronics Inc.	28,424	827
	MKS Instruments Inc.	7,803	737
			274,873
Materials (5.6%)
*	Alcoa Corp.	217,327	11,707
*	Louisiana-Pacific Corp.	397,191	10,430
*	Koppers Holdings Inc.	191,735	9,759
	Huntsman Corp.	291,780	9,713
	Greif Inc. Class A	148,905	9,021
*	Owens-Illinois Inc.	401,493	8,901
	Kronos Worldwide Inc.	340,725	8,781
	Chemours Co.	164,576	8,239
*	AdvanSix Inc.	195,525	8,226
	Mercer International Inc.	191,209	2,734
	Rayonier Advanced Materials Inc.	110,837	2,267
	Warrior Met Coal Inc.	79,863	2,009
	Domtar Corp.	22,992	1,139
	Tronox Ltd. Class A	50,580	1,037
	A Schulman Inc.	11,898	443
			94,406
Real Estate (8.8%)
	CoreSite Realty Corp.	92,620	10,549
	Hospitality Properties Trust	339,853	10,145
	Ryman Hospitality Properties Inc.	145,618	10,051
	Pebblebrook Hotel Trust	264,094	9,816

Select Income REIT	386,517	9,713
MGM Growth Properties LLC Class A	329,632	9,609
Xenia Hotels & Resorts Inc.	444,592	9,599
Lexington Realty Trust	694,072	6,698
Getty Realty Corp.	237,669	6,455
National Health Investors Inc.	78,099	5,887
Sabra Health Care REIT Inc.	302,004	5,669
CoreCivic Inc.	243,826	5,486
New Senior Investment Group Inc.	712,978	5,390
Government Properties Income Trust	283,520	5,256
Tier REIT Inc.	204,547	4,171
DCT Industrial Trust Inc.	69,081	4,061
Chatham Lodging Trust	177,512	4,040
Outfront Media Inc.	149,915	3,478
Ashford Hospitality Trust Inc.	470,407	3,166
Independence Realty Trust Inc.	297,993	3,007
First Industrial Realty Trust Inc.	73,991	2,328
* Forestar Group Inc.	99,488	2,189
Apple Hospitality REIT Inc.	99,721	1,955
Washington Prime Group Inc.	266,047	1,894
Potlatch Corp.	32,866	1,640
Universal Health Realty Income Trust	21,240	1,595
PS Business Parks Inc.	12,406	1,552
One Liberty Properties Inc.	53,071	1,376
STAG Industrial Inc.	36,102	987
GEO Group Inc.	35,214	831
		148,593
Telecommunication Services (0.6%)
* Cincinnati Bell Inc.	205,287	4,280
Cogent Communications Holdings Inc.	70,388	3,189
* Vonage Holdings Corp.	158,751	1,614
Windstream Holdings Inc.	406,015	751
* Globalstar Inc.	110,759	145
		9,979
Utilities (2.9%)
Vectren Corp.	157,504	10,241
PNM Resources Inc.	251,261	10,164
Otter Tail Corp.	201,322	8,949
Black Hills Corp.	83,804	5,037
^ Spark Energy Inc. Class A	263,170	3,263
Unitil Corp.	66,517	3,035
IDACORP Inc.	26,164	2,390
ONE Gas Inc.	23,265	1,704
ALLETE Inc.	21,198	1,576
Hawaiian Electric Industries Inc.	41,120	1,487
Portland General Electric Co.	28,559	1,302
		49,148
Total Common Stocks (Cost $1,357,705)		1,686,426

	Coupon
Temporary Cash Investments (1.3%)1
Money Market Fund (1.2%)
2,3 Vanguard Market Liquidity Fund	1.458%		212,910	21,293

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Cash Management Bill	1.048%	1/2/18	1,000	1,000
4 United States Treasury Bill	1.446%	5/31/18	650	646
				1,646
Total Temporary Cash Investments (Cost $22,937)				22,939
Total Investments (100.8%) (Cost $1,380,642)				1,709,365
Other Assets and Liabilities-Net (-0.8%)3				(14,084)
Net Assets (100%)				1,695,281

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,270,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $12,809,000 of collateral received for securities on loan.
4 Securities with a value of $646,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2018	110	8,451	(31)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using

Strategic Small-Cap Equity Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,686,426	—	—
Temporary Cash Investments	21,293	1,646	—
Futures Contracts—Liabilities[1]	(109)	—	—
Total	1,707,610	1,646	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At December 31, 2017, the cost of investment securities for tax purposes was $1,380,642,000. Net unrealized appreciation of investment securities for tax purposes was $328,723,000, consisting of unrealized gains of $362,981,000 on securities that had risen in value since their purchase and $34,258,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

VANGUARD HORIZON FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.